                                THE GALAXY FUND
                                   ("GALAXY")

                   RETAIL A SHARES AND RETAIL B SHARES OF THE
                     EQUITY VALUE FUND, EQUITY GROWTH FUND,
                 EQUITY INCOME FUND, INTERNATIONAL EQUITY FUND,
               SMALL COMPANY EQUITY FUND, ASSET ALLOCATION FUND,
                SMALL CAP VALUE FUND AND GROWTH AND INCOME FUND

                      SUPPLEMENT DATED OCTOBER 6, 1997 TO
                       PROSPECTUS DATED FEBRUARY 28, 1997

HOW TO PURCHASE SHARES

     1. The first paragraph under the heading "Applicable Sales Charge--Retail A Shares" on page 31 of the Prospectus is amended and restated to read as follows:

          "The public offering price for Retail A Shares of the Funds is the sum of the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge. The sales charge assessed is as follows:

                                                                                     REALLOWANCE
                                                     TOTAL SALES CHARGE               TO DEALERS
                                             ----------------------------------      ------------
                                               AS A % OF           AS A % OF          AS A % OF
                                             OFFERING PRICE        NET ASSET        OFFERING PRICE
               AMOUNT OF TRANSACTION           PER SHARE        VALUE PER SHARE       PER SHARE
        -----------------------------------  --------------     ---------------     --------------
        Less than $50,000..................       3.75                3.90               3.25
        $50,000 but less than $100,000.....       3.50                3.63               3.00
        $100,000 but less than $250,000....       3.00                3.09               2.50
        $250,000 but less than $500,000....       2.50                2.56               2.00
        $500,000 and more..................       0.00*               0.00*              0.00

------------
* There is no initial sales charge on purchases of $500,000 or more of Retail A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within one year after purchase."

     2. The sixth paragraph under the heading "Applicable Sales Charge--Retail A Shares" on page 31 of the Prospectus is amended and restated to read as follows:

          "In certain situations or for certain individuals, the front-end sales charge for Retail A Shares of the Funds may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. No sales charge is assessed on purchases of Retail A Shares of the Funds by the following categories of investors or in the following types of transactions:

        - reinvestment of dividends and distributions;

        - purchases by any retirement account, including but not limited to SIMPLE, IRA, SEP, Keogh and Roth accounts;

        - purchases by persons who were beneficial owners of shares of the Funds or any of the other portfolios offered by Galaxy or any other funds advised by Fleet or its affiliates before December 1, 1995;

        - purchases by directors, officers and employees of broker-dealers having agreements with FD Distributors pertaining to the sale of Retail A Shares to the extent permitted by such organizations;

        - investors who purchase pursuant to a "wrap fee" program offered by any broker-dealer or other financial institution or financial planning organization;

        - purchases made with redemption proceeds from another mutual fund complex on which a front-end or back-end sales charge has been paid, provided the purchase is made within 60 days after the redemption;

        - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

        - purchases by officers, directors, employees and retirees of Fleet Financial Group, Inc. and any of its affiliates and members of their immediate families;

        - purchases by officers, directors, employees and retirees of First Data Corporation and any of its affiliates and members of their immediate families;

        - purchases by persons who are also plan participants in any employee benefit plan which is the record or beneficial holder of Trust Shares of the Funds or any of the other portfolios offered by Galaxy; and

        - any purchase pursuant to the Reinstatement Privilege described below."

     3. The last paragraph entitled "Exemptions from the Contingent Deferred Sales Charge" under the heading "Applicable Sales Charge--Retail B Shares" on pages 32-33 of the Prospectus is amended by adding the following sentence at the end of the paragraph:

          "In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" below."

INVESTOR PROGRAMS

     1. The last sentence of the second full paragraph under the heading "Automatic Investment Program and Systematic Withdrawal Plan" on page 37 of the Prospectus is deleted and the following three sentences are added in its place:

          "No contingent deferred sales charge will be assessed on redemptions of Retail B Shares made through the Systematic Withdrawal Plan that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual Systematic Withdrawal Plan redemptions of Retail B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. Systematic Withdrawal Plan redemptions of Retail B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge."

                                    *  *  *

                     SUPPLEMENT DATED SEPTEMBER 4, 1997 TO
                       PROSPECTUS DATED FEBRUARY 28, 1997

INVESTMENT OBJECTIVES AND POLICIES

     1. The last sentence in the second full paragraph under the heading "International Equity Fund" on pages 16-17 of the Prospectus is amended and restated to read as follows:

          "Under normal market and economic conditions, no more than 20% of the Fund's net assets will be invested in the aggregate in the securities of issuers located in countries with emerging economies or emerging securities markets."

     2. The first sentence of the fourth paragraph under the heading "Small Cap Value Fund" on page 18 of the Prospectus and the first sentence of the fourth paragraph under the heading "Growth and Income Fund" on pages 18-19 of the Prospectus are each amended and restated to read as follows:

          "The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs, EDRs and GDRs."

                                THE GALAXY FUND
                                   ("GALAXY")

                   RETAIL A SHARES AND RETAIL B SHARES OF THE
                    TAX-EXEMPT BOND FUND, NEW YORK MUNICIPAL
                  BOND FUND, CONNECTICUT MUNICIPAL BOND FUND,
                     MASSACHUSETTS MUNICIPAL BOND FUND AND
                        RHODE ISLAND MUNICIPAL BOND FUND

                      SUPPLEMENT DATED OCTOBER 6, 1997 TO
                       PROSPECTUS DATED FEBRUARY 28, 1997

HOW TO PURCHASE SHARES

     1. The first paragraph under the heading "Applicable Sales Charge--Retail A Shares" on pages 24-25 of the Prospectus is amended and restated to read as follows:

          "The public offering price for Retail A Shares of the Funds is the sum of the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge. The sales charge assessed is as follows:

                                                                                     REALLOWANCE
                                                      TOTAL SALES CHARGE              TO DEALERS
                                               ---------------------------------    -------------
                                                 AS A % OF          AS A % OF         AS A % OF
                                               OFFERING PRICE       NET ASSET       OFFERING PRICE
                AMOUNT OF TRANSACTION            PER SHARE       VALUE PER SHARE      PER SHARE
        -------------------------------------  --------------    ---------------    --------------
        Less than $50,000....................       3.75               3.90              3.25
        $50,000 but less than $100,000.......       3.50               3.63              3.00
        $100,000 but less than $250,000......       3.00               3.09              2.50
        $250,000 but less than $500,000......       2.50               2.56              2.00
        $500,000 and more....................       0.00*              0.00*             0.00

------------
* There is no initial sales charge on purchases of $500,000 or more of Retail A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within one year after purchase."

     2. The sixth paragraph under the heading "Applicable Sales Charge--Retail A Shares" on pages 24-25 of the Prospectus is amended and restated to read as follows:

          "In certain situations or for certain individuals, the front-end sales charge for Retail A Shares of the Funds may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. No sales charge is assessed on purchases of Retail A Shares of the Funds by the following categories of investors or in the following types of transactions:

        - reinvestment of dividends and distributions;

        - purchases by any retirement account, including but not limited to SIMPLE, IRA, SEP, Keogh and Roth accounts;

        - purchases by persons who were beneficial owners of shares of the Funds or any of the other portfolios offered by Galaxy or any other funds advised by Fleet or its affiliates before December 1, 1995;

        - purchases by directors, officers and employees of broker-dealers having agreements with FD Distributors pertaining to the sale of Retail A Shares to the extent permitted by such organizations;

        - investors who purchase pursuant to a "wrap fee" program offered by any broker-dealer or other financial institution or financial planning organization;

        - purchases made with redemption proceeds from another mutual fund complex on which a front-end or back-end sales charge has been paid, provided the purchase is made within 60 days after the redemption;

        - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

        - purchases by officers, directors, employees and retirees of Fleet Financial Group, Inc. and any of its affiliates and members of their immediate families;

        - purchases by officers, directors, employees and retirees of First Data Corporation and any of its affiliates and members of their immediate families;

        - purchases by persons who are also plan participants in any employee benefit plan which is the record or beneficial holder of Trust Shares of any of the portfolios offered by Galaxy; and

        - any purchase pursuant to the Reinstatement Privilege described below."

     3. The last paragraph entitled "Exemptions from the Contingent Deferred Sales Charge" under the heading "Applicable Sales Charge--Retail B Shares" on pages 26-27 of the Prospectus is amended by adding the following sentence at the end of the paragraph:

          "In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" below."

INVESTOR PROGRAMS

     1. The last sentence of the second full paragraph under the heading "Automatic Investment Program and Systematic Withdrawal Plan" on page 30 of the Prospectus is deleted and the following three sentences are added in its place:

          "No contingent deferred sales charge will be assessed on redemptions of Retail B Shares made through the Systematic Withdrawal Plan that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual Systematic Withdrawal Plan redemptions of Retail B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. Systematic Withdrawal Plan redemptions of Retail B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge."
                                       2

FN-584 (10/97)

                                THE GALAXY FUND
                                   ("GALAXY")

                             RETAIL A SHARES OF THE
                        RHODE ISLAND MUNICIPAL BOND FUND

                      SUPPLEMENT DATED OCTOBER 6, 1997 TO
                       PROSPECTUS DATED FEBRUARY 28, 1997

HOW TO PURCHASE AND REDEEM SHARES

     1. The first paragraph under the heading "Applicable Sales Charge" on pages 14-15 of the Prospectus is amended and restated to read as follows:

          "The public offering price for Retail A Shares of the Fund is the sum of the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge. The sales charge assessed is as follows:

                                                                                    REALLOWANCE
                                                    TOTAL SALES CHARGE               TO DEALERS
                                            ----------------------------------     -------------
                                              AS A % OF           AS A % OF          AS A % OF
                                            OFFERING PRICE        NET ASSET        OFFERING PRICE
              AMOUNT OF TRANSACTION           PER SHARE        VALUE PER SHARE       PER SHARE
        ----------------------------------  --------------     ---------------     --------------
        Less than $50,000.................       3.75                3.90               3.25
        $50,000 but less than $100,000....       3.50                3.63               3.00
        $100,000 but less than $250,000...       3.00                3.09               2.50
        $250,000 but less than $500,000...       2.50                2.56               2.00
        $500,000 and more.................       0.00*               0.00*              0.00

------------
* There is no initial sales charge on purchases of $500,000 or more of Retail A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within one year after purchase."

     2. The sixth paragraph under the heading "Applicable Sales Charge" on pages 14-15 of the Prospectus is amended and restated to read as follows:

          "In certain situations or for certain individuals, the front-end sales charge for Retail A Shares of the Fund may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. No sales charge is assessed on purchases of Retail A Shares of the Fund by the following categories of investors or in the following types of transactions:

        - reinvestment of dividends and distributions;

        - purchases by any retirement account, including but not limited to SIMPLE, IRA, SEP, Keogh and Roth accounts;

        - purchases by persons who were beneficial owners of shares of the Fund or any of the other portfolios offered by Galaxy or any other funds advised by Fleet or its affiliates before December 1, 1995;

        - purchases by directors, officers and employees of broker-dealers having agreements with FD Distributors pertaining to the sale of Retail A Shares to the extent permitted by such organizations;

        - investors who purchase pursuant to a "wrap fee" program offered by any broker-dealer or other financial institution or financial planning organization;

        - purchases made with redemption proceeds from another mutual fund complex on which a front-end or back-end sales charge has been paid, provided the purchase is made within 60 days after the redemption;

        - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

        - purchases by officers, directors, employees and retirees of Fleet Financial Group, Inc. and any of its affiliates and members of their immediate families;

        - purchases by officers, directors, employees and retirees of First Data Corporation and any of its affiliates and members of their immediate families;

        - purchases by persons who are also plan participants in any employee benefit plan which is the record or beneficial holder of Trust Shares of any of the portfolios offered by Galaxy; and

        - any purchase pursuant to the Reinstatement Privilege described below."

         FN-585 (10/97)

                                THE GALAXY FUND
                                   ("GALAXY")

                   RETAIL A SHARES AND RETAIL B SHARES OF THE
                             SHORT-TERM BOND FUND,
                    INTERMEDIATE GOVERNMENT INCOME FUND AND
                             HIGH QUALITY BOND FUND

                      SUPPLEMENT DATED OCTOBER 6, 1997 TO
                       PROSPECTUS DATED FEBRUARY 28, 1997

HOW TO PURCHASE SHARES

     1. The first paragraph under the heading "Applicable Sales Charge--Retail A Shares" on pages 19-20 of the Prospectus is amended and restated to read as follows:

          "The public offering price for Retail A Shares of the Funds is the sum of the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge. The sales charge assessed is as follows:

                                                                                    REALLOWANCE
                                                      TOTAL SALES CHARGE             TO DEALERS
                                              ----------------------------------   -------------
                                                AS A % OF           AS A % OF        AS A % OF
                                              OFFERING PRICE        NET ASSET      OFFERING PRICE
               AMOUNT OF TRANSACTION            PER SHARE        VALUE PER SHARE     PER SHARE
        ------------------------------------  --------------     ---------------   --------------
        Less than $50,000...................       3.75                3.90             3.25
        $50,000 but less than $100,000......       3.50                3.63             3.00
        $100,000 but less than $250,000.....       3.00                3.09             2.50
        $250,000 but less than $500,000.....       2.50                2.56             2.00
        $500,000 and more...................       0.00*               0.00*            0.00

------------
* There is no initial sales charge on purchases of $500,000 or more of Retail A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within one year after purchase."

     2. The sixth paragraph under the heading "Applicable Sales Charge--Retail A Shares" on pages 19-20 of the Prospectus is amended and restated to read as follows:

          "In certain situations or for certain individuals, the front-end sales charge for Retail A Shares of the Funds may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. No sales charge is assessed on purchases of Retail A Shares of the Funds by the following categories of investors or in the following types of transactions:

        - reinvestment of dividends and distributions;

        - purchases by any retirement account, including but not limited to SIMPLE, IRA, SEP, Keogh and Roth accounts;

        - purchases by persons who were beneficial owners of shares of the Funds or any of the other portfolios offered by Galaxy or any other funds advised by Fleet or its affiliates before December 1, 1995;

        - purchases by directors, officers and employees of broker-dealers having agreements with FD Distributors pertaining to the sale of Retail A Shares to the extent permitted by such organizations;

        - investors who purchase pursuant to a "wrap fee" program offered by any broker-dealer or other financial institution or financial planning organization;

        - purchases made with redemption proceeds from another mutual fund complex on which a front-end or back-end sales charge has been paid, provided the purchase is made within 60 days after the redemption;

        - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

        - purchases by officers, directors, employees and retirees of Fleet Financial Group, Inc. and any of its affiliates and members of their immediate families;

        - purchases by officers, directors, employees and retirees of First Data Corporation and any of its affiliates and members of their immediate families;

        - purchases by persons who are also plan participants in any employee benefit plan which is the record or beneficial holder of Trust Shares of the Funds or any of the other portfolios offered by Galaxy; and

        - any purchase pursuant to the Reinstatement Privilege described below."

     3. The last paragraph entitled "Exemptions from the Contingent Deferred Sales Charge" under the heading "Applicable Sales Charge--Retail B Shares" on page 21 of the Prospectus is amended by adding the following sentence at the end of the paragraph:

          "In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" below."

INVESTOR PROGRAMS

     1. The last sentence of the second full paragraph under the heading "Automatic Investment Program and Systematic Withdrawal Plan" on page 25 of the Prospectus is deleted and the following three sentences are added in its place:

          "No contingent deferred sales charge will be assessed on redemptions of Retail B Shares made through the Systematic Withdrawal Plan that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual Systematic Withdrawal Plan redemptions of Retail B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. Systematic Withdrawal Plan redemptions of Retail B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge."

FN-583 (10/97)

                                                                          RETAIL

                                THE GALAXY FUND


                               MONEY MARKET FUND

                                GOVERNMENT FUND

                               U.S. TREASURY FUND

                                TAX-EXEMPT FUND

                    CONNECTICUT MUNICIPAL MONEY MARKET FUND

                   MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                                   PROSPECTUS

                               FEBRUARY 28, 1997
                          (AS REVISED OCTOBER 6, 1997)

================================================================================

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENTS OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                               ------------------

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
HIGHLIGHTS....................................    3

EXPENSE SUMMARY...............................    5

FINANCIAL HIGHLIGHTS..........................    7

INVESTMENT OBJECTIVES AND POLICIES............   15
  In General..................................   15
  Quality Requirements........................   15
  Money Market Fund...........................   15
  Government Fund.............................   16
  U.S. Treasury Fund..........................   16
  Tax-Exempt Fund.............................   16
  Connecticut Municipal Money Market Fund.....   17
  Massachusetts Municipal Money Market Fund...   18

INVESTMENTS, STRATEGIES AND RISKS.............   18
  U.S. Government Obligations.................   18
  Money Market Instruments....................   19
  Municipal Securities........................   20
  Tender Option Bonds.........................   21
  Variable and Floating Rate Instruments......   21
  Repurchase and Reverse Repurchase
    Agreements................................   21
  Securities Lending--Money Market and
    Government Funds..........................   22
  Guaranteed Investment Contracts--Money
    Market Fund...............................   22
  Asset-Backed Securities--Money Market
    Fund......................................   22
  Investment Company Securities--Tax-Exempt
    Money Market Funds........................   23
  Other Investment Policies of the Tax-Exempt
    Money Market Funds........................   23
  Certain Investment Policies of the U.S.
    Treasury and Government Funds.............   24
  Connecticut Investment Risks................   24
  Massachusetts Investment Risks..............   25

INVESTMENT LIMITATIONS........................   25

PRICING OF SHARES.............................   28

HOW TO PURCHASE AND REDEEM SHARES.............   29
  Distributor.................................   29
  Purchase of Shares..........................   29
  Purchase Procedures--Customers of
    Institutions..............................   29

                                                PAGE
                                                ----
  Purchase Procedures--Direct Investors.......   30
  Other Purchase Information..................   31
  Applicable Sales Charges--Retail B Shares...   31
  Redemption of Shares........................   33
  Redemption Procedures--Customers of
    Institutions..............................   33
  Redemption Procedures -- Direct Investors...   34
  Other Redemption Information................   35

INVESTOR PROGRAMS.............................   35
  Exchange Privilege..........................   35
  Retirement Plans............................   37
  Automatic Investment Program and Systematic
    Withdrawal Plan...........................   37
  College Investment Program..................   38
  Checkwriting................................   38
  Direct Deposit Program......................   38

INFORMATION SERVICES..........................   39
  Galaxy Information Center--24 Hour
    Information Service.......................   39
  Voice Response System.......................   39
  Galaxy Shareholder Services.................   39

DIVIDENDS AND DISTRIBUTIONS...................   39

TAXES.........................................   40
  Federal.....................................   40
  State and Local.............................   41
  Miscellaneous...............................   42

MANAGEMENT OF THE FUNDS.......................   42
  Investment Adviser..........................   42
  Authority to Act as Investment Adviser......   43
  Administrator...............................   43

DESCRIPTION OF GALAXY AND ITS SHARES..........   44
  Shareholder Services Plan...................   45
  Distribution and Services Plan..............   45
  Affiliate Agreement for Sub-Account
    Services..................................   46

CUSTODIAN AND TRANSFER AGENT..................   46

EXPENSES......................................   46

PERFORMANCE AND YIELD INFORMATION.............   47

MISCELLANEOUS.................................   48

================================================================================

                                THE GALAXY FUND

4400 Computer Drive                           For an application and information regarding
Westboro, Massachusetts 01581-5108            purchases, redemptions, exchanges and other
                                              shareholder services or, for current
                                              performance, call 1-800-628-0414.

    The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus relates to six separate money market portfolios (individually, a "Fund," collectively, the "Funds") offered to investors by Galaxy, each having its own investment objective and policies:

    The MONEY MARKET FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in "money market" instruments with remaining maturities of one year or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances and commercial paper (including variable and floating rate obligations) in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The GOVERNMENT FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in obligations with remaining maturities of one year or less which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The U.S. TREASURY FUND'S investment objective is to seek current income with liquidity and stability of principal. The Fund invests in securities with remaining maturities of one year or less which are issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which generally will not be subject to state income tax by reason of current federal law. The Fund invests at least 65% of its total assets in direct U.S. Government obligations.

    The TAX-EXEMPT FUND'S investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in high quality debt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax ("Municipal Securities"). The Fund's portfolio securities will generally have remaining maturities of not more than one year.

    The CONNECTICUT MUNICIPAL MONEY MARKET FUND'S investment objective is to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity. The Fund invests primarily in Connecticut Municipal Securities (as defined below), including securities of states, territories and possessions of the United States which are not issued by or on behalf of Connecticut or its political subdivisions and financing authorities, but which are exempt from the Connecticut state income tax on individuals, trusts and estates (the "CSIT"). The Fund's portfolio securities will generally have remaining maturities of not more than thirteen months. The Fund is a non-diversified investment portfolio under the Investment Company Act of 1940, as amended (the "1940 Act").

    The MASSACHUSETTS MUNICIPAL MONEY MARKET FUND'S investment objective is to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity. The Fund invests primarily in Massachusetts Municipal Securities (as defined below), including securities of states, territories and possessions of the United States which are not issued by or on behalf of Massachusetts or its political subdivisions and financing authorities, but which are exempt from income taxes imposed by the Commonwealth of Massachusetts. The Fund's portfolio securities will generally have remaining maturities of not more than thirteen months. The Fund is a non-diversified investment portfolio under the 1940 Act.

    THE CONNECTICUT MUNICIPAL MONEY MARKET FUND AND THE MASSACHUSETTS MUNICIPAL MONEY MARKET FUND ARE CONCENTRATED IN SECURITIES ISSUED BY, OR ENTITIES WITHIN, THE STATE OF CONNECTICUT AND THE COMMONWEALTH OF MASSACHUSETTS, RESPECTIVELY, AND EACH SUCH FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER. THEREFORE, INVESTMENT IN THESE FUNDS MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Prospectus describes (i) Retail A Shares in the Money Market, Government, U.S. Treasury and Tax-Exempt Funds, (ii) Retail B Shares in the Money Market Fund, and (iii) Shares in the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (which presently issue only one series of shares). Such Retail A Shares, Retail B Shares and Shares are referred to herein collectively as "Retail Shares." Retail Shares are offered to customers ("Customers") of FIS Securities, Inc., Fleet Brokerage Securities, Inc., Fleet Securities, Inc., Fleet Enterprises,Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks, and other qualified banks, savings and loan associations and broker/dealers ("Institutions"). Retail Shares may also be purchased directly by individuals, corporations or other entities, who submit a purchase application to Galaxy, purchasing either for their own accounts or for the accounts of others ("Direct Investors"). Retail B Shares in the Money Market Fund bear distribution fees, and are assessed a contingent deferred sales charge upon redemption.

     Galaxy is also authorized to issue an additional series of shares ("Trust Shares") in the Money Market, Government, U.S. Treasury and Tax-Exempt Funds, which are offered under a separate prospectus primarily to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and with respect to each Fund except the Tax-Exempt Fund, to participants in employer-sponsored defined contribution plans. Retail A Shares, Retail B Shares and Trust Shares in a Fund represent equal pro rata interests in the Fund, except that they bear different expenses and charges. See "Financial Highlights," "Management of the Funds" and "Description of Galaxy and Its Shares" herein.

     Each of the Funds is advised by Fleet Investment Advisors Inc. and sponsored and distributed by First Data Distributors, Inc., which is unaffiliated with Fleet Investment Advisors Inc. and its parent, Fleet Financial Group, Inc., and affiliates.

     This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in the respective Statements of Additional Information relating to the Funds and dated February 28, 1997 (as revised October 6, 1997 with respect to the Statement of Additional Information pertaining to the Money Market, Government, U.S. Treasury and Tax-Exempt Funds), has been filed with the Securities and Exchange Commission. The current Statements of Additional Information are available upon request without charge by contacting Galaxy at its telephone numbers or address shown above. The Statements of Additional Information, as they may be amended from time to time, are incorporated by reference in their entireties into this Prospectus.
                         ------------------------------

                               FEBRUARY 28, 1997
                          (AS REVISED OCTOBER 6, 1997)

                                   HIGHLIGHTS

     Q: What is The Galaxy Fund?

     A: Galaxy is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios having separate investment objectives and policies. This Prospectus describes six of Galaxy's money market funds: THE MONEY MARKET FUND, GOVERNMENT FUND, U.S. TREASURY FUND, TAX-EXEMPT FUND, CONNECTICUT MUNICIPAL MONEY MARKET FUND AND MASSACHUSETTS MUNICIPAL MONEY MARKET FUND. See "Investment Objectives and Policies" and "Investments, Strategies and Risks." Prospectuses for Galaxy's INSTITUTIONAL TREASURY MONEY MARKET, EQUITY VALUE, EQUITY GROWTH, EQUITY INCOME, INTERNATIONAL EQUITY, SMALL COMPANY EQUITY, ASSET ALLOCATION, SMALL CAP VALUE, GROWTH AND INCOME, SHORT-TERM BOND, INTERMEDIATE GOVERNMENT INCOME, HIGH QUALITY BOND, CORPORATE BOND, TAX-EXEMPT BOND, NEW YORK MUNICIPAL BOND, CONNECTICUT MUNICIPAL BOND, MASSACHUSETTS MUNICIPAL BOND AND RHODE ISLAND MUNICIPAL BOND FUNDS may be obtained by calling 1-800-628-0414.

     Q: Who advises the Funds?

     A: The Funds are advised by Fleet Investment Advisors Inc. ("Fleet"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc. Fleet Financial Group, Inc. is a financial services company with total assets as of December 31, 1996 of approximately $85 billion. See "Management of the Funds--Investment Adviser."

     Q: What advantages do the Funds offer?

     A: The Funds offer investors the opportunity to invest in a variety of professionally managed investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of twenty-four mutual funds should your investment goals change.

     Q: How to buy and redeem shares?

     A: The Funds are distributed by First Data Distributors, Inc. Retail Shares may be purchased on behalf of customers ("Customers") of FIS Securities, Inc., Fleet Brokerage Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers ("Institutions"). Retail Shares may also be sold to individuals, corporations or other entities, who submit a purchase application to Galaxy, purchasing either for their own accounts or for the accounts of others ("Direct Investors"). Retail B Shares of the Money Market Fund carry higher operating expenses than other Retail Shares and may not be appropriate for investors that do not plan to exchange into Retail B Shares of certain of Galaxy's non-money market portfolios. Retail B Shares are also subject to a contingent deferred sales charge. Six years after the date of purchase, Retail B Shares of the Money Market Fund will automatically convert to Retail A Shares. Purchase and redemption information for both Direct Investors and Customers is provided below under "How to Purchase and Redeem Shares." Except as provided below under "Investor Programs", the minimum initial investment for Direct Investors and the minimum initial aggregate investment for Institutions purchasing on behalf of their Customers is $2,500. The minimum investment for subsequent purchases is $100. There are no minimum investment requirements for investors participating in the Automatic Investment Program described below. Institutions may require Customers to maintain certain minimum investments in Retail Shares of the Funds.

     Q: When are dividends paid?

     A: Dividends from net investment income of each Fund are declared daily and paid monthly. Net realized capital gains of each Fund, if any, are distributed at least annually. See "Dividends and Distributions."

     Q:What potential risks are presented by the Funds' investment practices?

     A: The Tax-Exempt Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund invest primarily in Municipal Securities, Connecticut Municipal Securities and Massachusetts Municipal Securities, respectively. The achievement of the investment objective of each of these Funds is dependent upon the ability of the issuers of such Municipal Securities to meet their continuing obligations for the payment of principal and interest. In addition, because the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are non-diversified, their investment returns may be dependent upon the performance of a smaller number or particular type of securities relative to a diversified portfolio. Each Fund (other than the Money Market Fund) may purchase eligible securities on a "when-issued" basis and the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds may purchase eligible securities on a "delayed settlement" basis. In addition, the Tax-Exempt, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. The value of a Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. See "Investment Objectives and Policies" and "Investments, Strategies and Risks".

     Q: What shareholder privileges are offered by the Funds?

     A: Investors may exchange Retail A Shares of the Money Market, Government, Tax-Exempt and U.S. Treasury Funds and Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds having a value of at least $100 for Retail A Shares of any other portfolio offered by Galaxy or otherwise advised by Fleet or its affiliates in which the investor has an existing account. Retail B Shares of the Money Market Fund may be exchanged for Retail B Shares of certain of Galaxy's non-money market portfolios. Galaxy offers Individual Retirement Accounts ("IRAs"), which can be established by contacting Galaxy's distributor. Retail Shares are also available for purchase through Simplified Employee Pension Plan ("SEP"), Multi-Employee Retirement Plan ("MERP") and Keogh Plan accounts, which can be established directly with Fleet Brokerage Securities, Inc. or its affiliates. Galaxy also offers an Automatic Investment Program which allows Direct Investors to automatically invest in Retail Shares of the Funds on a monthly or quarterly basis as well as other shareholder privileges. See "Investor Programs."

                                EXPENSE SUMMARY

     Set forth below is a summary of (i) the shareholder transaction expenses imposed by each Fund with respect to its Retail A Shares and/or Retail B Shares, and (ii) the operating expenses for Retail A Shares and/or Retail B Shares of each Fund. Shareholder Transaction Expenses are charges you pay when buying or selling shares of the Funds. Annual Fund Operating Expenses are paid out of each Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, accounting and other services. Examples based on the table are also shown.

                                        MONEY      MONEY     GOVERN-      U.S.       TAX-      CONNECTICUT
                                       MARKET     MARKET      MENT      TREASURY    EXEMPT      MUNICIPAL     MASSACHUSETTS
                                        FUND       FUND       FUND        FUND       FUND         MONEY         MUNICIPAL
                                       (RETAIL    (RETAIL    (RETAIL    (RETAIL     (RETAIL      MARKET       MONEY MARKET
                                          A          B          A          A           A          FUND            FUND
  SHAREHOLDER TRANSACTION EXPENSES     SHARES)    SHARES)    SHARES)    SHARES)     SHARES)     (SHARES)        (SHARES)
-------------------------------------  -------    -------    -------    --------    -------    -----------    -------------
Maximum Front-End Sales Charge
  Imposed on Purchases (as a
  percentage of offering price)......    None       None       None       None        None         None            None
Maximum Deferred Sales Charge (as a
  percentage of offering price)......    None       5.00%(1)   None       None        None         None            None
Sales Charge Imposed on Reinvested
  Dividends..........................    None       None       None       None        None         None            None
Redemption Fees(2)...................    None       None       None       None        None         None            None
Exchange Fees........................    None       None       None       None        None         None            None
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
-------------------------------------
Advisory Fees........................     .40%       .40%       .40%       .40%        .40%         .40%            .40%
12b-1 Fees...........................    None        .75%(3)   None       None        None         None            None
Other Expenses (After Fee Waivers and
  Expense Reimbursements)............     .39%       .29%       .36%       .31%        .28%         .22%            .22%
                                         ----       ----       ----       ----        ----         ----            ----
Total Fund Operating Expenses (After
  Fee Waivers and Expense
  Reimbursements)....................     .79%      1.44%       .76%       .71%        .68%         .62%            .62%
                                         ====       ====       ====       ====        ====         ====            ====

------------
(1) This amount applies to redemptions during the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second though sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years. See "How to Purchase and Redeem Shares--Applicable Sales Charge--Retail B Shares."

(2) Direct Investors are charged a $5.00 fee if redemption proceeds are paid by wire.

(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE: YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING
(1) A 5% ANNUAL RETURN, AND (2) REDEMPTION OF YOUR INVESTMENT AT THE END OF THE FOLLOWING PERIODS:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                               ------    -------    -------    --------
Money Market Fund (Retail A Shares)..........................   $  8       $25        $43        $ 96
Money Market Fund (Retail B Shares) Assuming complete
  redemption at end of period(1).............................   $ 64       $76        $43        $ 96(2)
  Assuming no redemption.....................................   $ 14       $46        $77        $136(2)
Government Fund (Retail A Shares)............................   $  8       $24        $41        $ 92
U.S. Treasury Fund (Retail A Shares).........................   $  7       $22        $39        $ 86
Tax-Exempt Fund (Retail A Shares)............................   $  7       $21        $37        $ 83
Connecticut Municipal Money Market Fund (Shares).............   $  6       $19        $34        $ 76
Massachusetts Municipal Money Market Fund (Shares)...........   $  6       $19        $34        $ 76

------------
(1) Assumes the deduction of the maximum applicable contingent deferred sales charge.
(2) Based on the conversion of Retail B Shares to Retail A Shares after six years.

     The Expense Summary and Example are intended to assist investors in understanding the costs and expenses that an investor in the Funds bears directly or indirectly. The information contained in the Expense Summary and Example with respect to Retail A Shares of the Money Market, Government, U.S. Treasury and Tax-Exempt Funds and Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds is based on expenses incurred by the Funds during the last fiscal year, restated to reflect the expenses which each Fund expects to incur during the current fiscal year on its Retail Shares. The information contained in the Expense Summary and Example with respect to Retail B Shares of the Money Market Fund is based on expenses the Fund expects to incur during the current fiscal year with respect to such Shares. Without voluntary fee waivers and/or expense reimbursements by Fleet, Other Expenses would be .29%, .32% and .43% and Total Fund Operating Expenses would be .69%, .72% and .83% for Retail A Shares/Shares of the Tax-Exempt Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund, respectively, and Other Expenses would be .54% and Total Fund Operating Expenses would be 1.69% for Retail B Shares of the Money Market Fund. For more complete descriptions of these costs and expenses, see "Management of the Funds" and "Description of Galaxy and Its Shares" in this Prospectus, and the financial statements and notes incorporated by reference into the respective Statements of Additional Information relating to the Funds. Any fees that are charged by affiliates of Fleet or any other Institution directly to their Customer account for services related to an investment in Retail Shares of the Funds are in addition to and not reflected in the fees and expenses described above.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

     Prior to November 1, 1994, each of the Money Market, Government, U.S. Treasury and Tax-Exempt Funds offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares), and each of these Funds began offering a new series of shares designated as Trust Shares. This Prospectus describes the Retail A Shares of these Funds and the Retail B Shares of the Money Market Fund. Trust Shares in these Funds are offered under a separate prospectus. Retail A Shares, Retail B Shares and Trust Shares in a Fund represent equal pro rata interests in the Fund, except that (i) Retail A Shares of a Fund bear the expenses incurred under Galaxy's Shareholder Services Plan at an annual rate of up to .10% of the average daily net asset value of the Fund's outstanding Retail A Shares, (ii) Retail B Shares of the Money Market Fund are subject to a contingent deferred sales charge and bear the expenses incurred under Galaxy's Distribution and Services Plan at an annual rate of up to .75% of the average daily net asset value of such Fund's outstanding Retail B Shares, and (iii) Retail A Shares, Retail B Shares and Trust Shares bear differing transfer agency expenses. See "Management of the Funds" and "Description of Galaxy and Its Shares."

     The financial highlights presented below for the Money Market, Government, U.S. Treasury and Tax-Exempt Funds have been audited by Coopers & Lybrand L.L.P., Galaxy's independent accountants, whose report is contained in Galaxy's Annual Report to Shareholders relating to the Funds for the fiscal year ended October 31, 1996 (the "Annual Report"). Such financial highlights should be read in conjunction with the financial statements contained in the Annual Report and incorporated by reference into the Statement of Additional Information relating to these Funds. During the periods shown, Retail B Shares were not offered by the Money Market Fund. More information about the performance of each of these Funds is also contained in the Annual Report, which may be obtained without charge by contacting Galaxy at its telephone numbers or address provided above.

                               MONEY MARKET FUND
              (FOR A SHARE(1) OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            YEAR ENDED OCTOBER 31,(1)
                        --------------------------------------------------------------------------------------------------
                           1996        1995
                         -------      ------
                         RETAIL A     RETAIL
                          SHARES      SHARES      1994       1993       1992       1991       1990       1989       1988
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of
 Period................ $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
Income from Investment
 Operations:
 Net investment
   income(3,4).........       0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09       0.07
 Net realized and
   unrealized
   gain (loss) on
   investments.........         --         --         --         --         --         --         --         --         --
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
     Total from
       Investment
       Operations:.....       0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09       0.07
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
Less Dividends:
 Dividends from net
   investment income...      (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)     (0.07)
 Dividends from net
   realized
   capital gains(5)....         --         --         --         --         --         --         --         --         --
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
     Total Dividends...      (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)     (0.07)
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease)
 in net
 asset value...........         --         --         --         --         --         --         --         --         --
                        ----------   --------   --------   --------   --------   --------   --------   --------   --------
 Net Asset Value, End
   of Period........... $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                        ==========   ========   ========   ========   ========   ========   ========   ========   ========
Total Return(6)........       4.78%      5.23%      3.35%      2.78%      4.07%      6.40%      8.11%      9.09%      7.08%
Ratios/Supplemental
 Data:
 Net Assets, End of
   Period (000's)...... $1,592,312   $580,762   $797,399   $577,558   $590,911   $415,541   $444,303   $410,121   $210,712
Ratios to average net
 assets:
 Net investment income
   including
reimbursement/waiver...       4.67%      5.12%      3.38%      2.74%      3.74%      6.24%      7.82%      8.73%      6.92%
 Operating expenses
   including
reimbursement/waiver...       0.77%      0.74%      0.64%      0.63%      0.58%      0.59%      0.59%      0.58%      0.59%
 Operating expenses
   excluding
reimbursement/waiver...       0.80%      0.76%      0.64%      0.63%      0.58%      0.59%      0.59%      0.59%      0.59%


                           PERIOD
                            ENDED
                         OCTOBER 31,
                          1987(1,2)
                         -----------
                        <
Net Asset Value,
 Beginning of
 Period................   $    1.00
                           --------
Income from Investment
 Operations:
 Net investment
   income(3,4).........        0.06
 Net realized and
   unrealized
   gain (loss) on
   investments.........          --
                           --------
     Total from
       Investment
       Operations:.....        0.06
                           --------
Less Dividends:
 Dividends from net
   investment income...       (0.06)
 Dividends from net
   realized
   capital gains(5)....          --
                           --------
     Total Dividends...       (0.06)
                           --------
Net increase (decrease)
 in net
 asset value...........          --
                           --------
 Net Asset Value, End
   of Period...........   $    1.00
                           ========
Total Return(6)........        6.09%(7)
Ratios/Supplemental
 Data:
 Net Assets, End of
   Period (000's)......   $ 192,400
Ratios to average net
 assets:
 Net investment income
   including
reimbursement/waiver...        6.27%(8)
 Operating expenses
   including
reimbursement/waiver...        0.52%(8)
 Operating expenses
   excluding
reimbursement/waiver...        0.57%(8)

------------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) The Fund commenced operations on November 17, 1986.
(3) Net investment income per share before reimbursement/waiver of fees by Fleet and/or the Fund's administrator for the year ended October 31, 1989 and the period ended October 31, 1987 was $0.09 and $0.06, respectively.
(4) Net investment income per share for Retail Shares before reimbursement/waiver of fees by Fleet and/or the Fund's administrator for the fiscal years ended October 31, 1996 and 1995 was $0.05 and $0.05, respectively.
(5) Represents less than $0.01 per share for the years 1992 and 1987.
(6) Total return for 1994 includes the effect of the voluntary capital contribution of $1.6 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.35%.
(7) Not Annualized.
(8) Annualized.

                                GOVERNMENT FUND
              (FOR A SHARE(1) OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR ENDED OCTOBER 31,(1)
                       ------------------------------------------------------------------------------------------------
                         1996       1995
                       -------    -------
                       RETAIL A    RETAIL
                        SHARES     SHARES      1994       1993       1992       1991       1990       1989       1988
                       --------   --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of Period... $  1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from
 Investment Operations:
 Net investment
   income(3,4).........    0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09       0.07
 Net realized and
   unrealized gain
   (loss) on
   investments.........      --         --         --         --         --         --         --         --         --
                       --------   --------   --------   --------   --------   --------   --------   --------   --------
       Total from
         Investment
         Operations:...    0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09       0.07
                       --------   --------   --------   --------   --------   --------   --------   --------   --------
Less Dividends:
 Dividends from net
   investment income...   (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)     (0.07)
 Dividends from net
   realized capital
   gains(5)............      --         --         --         --         --         --         --         --         --
                       --------   --------   --------   --------   --------   --------   --------   --------   --------
       Total
         Dividends.....   (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)     (0.07)
                       --------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease)
 in
 net asset value.......      --         --         --         --         --         --         --         --         --
                       --------   --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value, End of
 Period................ $  1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                       ========   ========   ========   ========   ========   ========   ========   ========   ========
Total Return(6)........    4.72%      5.20%      3.49%      2.83%      4.19%      6.25%      8.10%      8.82%      6.91%
Ratios/Supplemental
 Data:
 Net Assets, End of
   Period (000's)...... $326,411  $320,795   $759,106   $685,304   $636,338   $436,232   $335,443   $303,181   $141,545
Ratios to average net
 assets:
 Net investment income
   including
reimbursement/waiver...    4.62%      5.11%      3.36%      2.79%      3.67%      6.05%      7.80%      8.59%      6.73%
 Operating expenses
   including
reimbursement/waiver...    0.75%      0.73%      0.54%      0.55%      0.53%      0.56%      0.56%      0.60%      0.60%
 Operating expenses
   excluding
reimbursement/waiver...    0.76%      0.74%      0.54%      0.55%      0.53%      0.56%      0.57%      0.61%      0.60%


                           PERIOD
                            ENDED
                         OCTOBER 31,
                          1987(1,2)
                         -----------
                       <C
Net Asset Value,
 Beginning of Period...   $    1.00
Income from
 Investment Operations:
 Net investment
   income(3,4).........        0.06
 Net realized and
   unrealized gain
   (loss) on
   investments.........          --
                           --------
       Total from
         Investment
         Operations:...        0.06
                           --------
Less Dividends:
 Dividends from net
   investment income...       (0.06)
 Dividends from net
   realized capital
   gains(5)............          --
                           --------
       Total
         Dividends.....       (0.06)
                           --------
Net increase (decrease)
 in
 net asset value.......          --
                           --------
Net Asset Value, End of
 Period................   $    1.00
                           ========
Total Return(6)........        6.08%(7)
Ratios/Supplemental
 Data:
 Net Assets, End of
   Period (000's)......   $ 178,100
Ratios to average net
 assets:
 Net investment income
   including
reimbursement/waiver...        6.38%(8)
 Operating expenses
   including
reimbursement/waiver...        0.53%(8)
 Operating expenses
   excluding
reimbursement/waiver...        0.57%(8)

------------

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) The Fund commenced operations on November 17, 1986.
(3) Net investment income per share before reimbursement/waiver of fees by Fleet and/or the Fund's administrator for the fiscal years ended October 31, 1990 and 1989 and the period ended October 31, 1987 was $0.08, $0.09 and $0.06, respectively.
(4) Net investment income per share for Retail Shares before reimbursement/waiver of fees by Fleet and/or the Fund's administrator for the fiscal years ended October 31, 1996 and 1995 was $0.05 and $0.05, respectively.
(5) Represents less than $0.01 per share for years 1992, 1990, 1989, 1988 and 1987.
(6) Total return for 1994 includes the effect of the voluntary capital contribution of $2.3 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.49%.
(7) Not Annualized.
(8) Annualized.

                               U.S. TREASURY FUND
              (FOR A SHARE(1) OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           YEAR ENDED OCTOBER 31,(1)
                                              ----------------------------------------------------
                                                1996       1995                                        PERIOD
                                              --------   --------                                       ENDED
                                              RETAIL A    RETAIL                                     OCTOBER 31,
                                               SHARES     SHARES      1994       1993       1992      1991(1,2)
                                              --------   --------   --------   --------   --------   -----------
Net Asset Value, Beginning of Period........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $    1.00
                                              --------   --------   --------   --------   --------     --------
Income from Investment Operations:
  Net investment income(3)..................      0.05       0.05       0.03       0.03       0.04         0.04
  Net realized and unrealized gain (loss) on
    investments.............................        --         --         --         --         --           --
                                              --------   --------   --------   --------   --------     --------
         Total from Investment
           Operations:......................      0.05       0.05       0.03       0.03       0.04         0.04
                                              --------   --------   --------   --------   --------     --------
Less Dividends:
  Dividends from net investment income......     (0.05)     (0.05)     (0.03)     (0.03)     (0.04)       (0.04)
  Dividends from net realized capital
    gains...................................        --         --         --         --         --           --
                                              --------   --------   --------   --------   --------     --------
         Total Dividends....................     (0.05)     (0.05)     (0.03)     (0.03)     (0.04)       (0.04)
                                              --------   --------   --------   --------   --------     --------
Net increase (decrease) in net asset
  value.....................................        --         --         --         --         --           --
                                              --------   --------   --------   --------   --------     --------
Net Asset Value, End of Period..............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $    1.00
                                              ========   ========   ========   ========   ========     ========
Total Return(4).............................      4.63%      4.99%      3.30%      2.75%      3.69%        4.51%(5)
Ratios/Supplemental Data:
  Net Assets, End of Period (000's).........  $443,230   $318,621   $466,993   $447,960   $482,416    $ 170,177
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver....................      4.53%      4.90%      3.24%      2.71%      3.51%        4.26%(6)
  Operating expenses including
    reimbursement/waiver....................      0.69%      0.73%      0.56%      0.55%      0.49%        0.27%(6)
  Operating expenses excluding
    reimbursement/waiver....................      0.69%      0.73%      0.56%      0.55%      0.57%        0.65%(6)

------------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) The Fund commenced operations on January 22, 1991.
(3) Net investment income per share before waiver of fees by Fleet and/or the Fund's administrator for the year ended October 31, 1992 and the period ended October 31, 1991 was $0.04 and $0.04, respectively.
(4) Total return for 1994 includes the effect of the voluntary capital contribution of $1 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.30%.
(5) Not Annualized.
(6) Annualized.

                                TAX-EXEMPT FUND
              (FOR A SHARE(1) OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            YEAR ENDED OCTOBER 31,(1)
                              -------------------------------------------------------------------------------------
                                1996       1995                                                                         PERIOD
                              --------   --------                                                                        ENDED
                              RETAIL A    RETAIL                                                                      OCTOBER 31,
                               SHARES     SHARES      1994       1993       1992       1991       1990       1989      1988(1,2)
                              --------   --------   --------   --------   --------   --------   --------   --------   -----------
Net Asset Value, Beginning of
  Period..................... $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00     $  1.00
                              --------   --------   --------   --------   --------   --------   --------   --------     -------
Income from Investment
  Operations:
  Net investment
    income(3,4)..............     0.03       0.03       0.02       0.02       0.03       0.04       0.05       0.06        0.02
  Net realized and unrealized
    gain (loss) on
    investments..............       --         --         --         --         --         --         --         --          --
                              --------   --------   --------   --------   --------   --------   --------   --------     -------
      Total from Investment
        Operations:..........     0.03       0.03       0.02       0.02       0.03       0.04       0.05       0.06        0.02
                              --------   --------   --------   --------   --------   --------   --------   --------     -------
Less Dividends:
  Dividends from net
    investment income........    (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.04)     (0.05)     (0.06)      (0.02)
  Dividends from net realized
    capital gains............       --         --         --         --         --         --         --         --          --
                              --------   --------   --------   --------   --------   --------   --------   --------     -------
      Total Dividends:.......    (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.04)     (0.05)     (0.06)      (0.02)
                              --------   --------   --------   --------   --------   --------   --------   --------     -------
Net increase (decrease) in
  net asset value............       --         --         --         --         --         --         --         --          --
                              --------   --------   --------   --------   --------   --------   --------   --------     -------
Net Asset Value, End of
  Period..................... $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00     $  1.00
                              ========   ========   ========   ========   ========   ========   ========   ========     =======
Total Return.................     2.82%      3.16%      2.24%      1.93%      2.71%      4.51%      5.51%      5.96%       1.90%(5)
Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's).................. $117,548   $127,056   $271,050   $301,399   $223,173   $194,098   $119,377   $131,358     $41,319
Ratios to average net assets:
  Net investment income
    including
    reimbursement/waiver.....     2.78%      3.12%      2.12%      1.92%      2.64%      4.37%      5.37%      5.82%       5.42%(6)
  Operating expenses
    including
    reimbursement/waiver.....     0.68%      0.68%      0.58%      0.59%      0.57%      0.60%      0.60%      0.58%       0.32%(6)
  Operating expenses
    excluding
    reimbursement/waiver.....     0.69%      0.71%      0.58%      0.59%      0.57%      0.60%      0.61%      0.61%       0.72%(6)

------------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) The Fund commenced operations on June 23, 1988.
(3) Net investment income per share before reimbursement/waiver of fees by Fleet and/or the Fund's administrator for the fiscal years ended October 31, 1990 and 1989 and the period ended October 31, 1988 was $0.05, $0.06 and $0.02, respectively.
(4) Net investment income per share for Retail Shares before reimbursement/waiver of fees by Fleet and/or the Fund's administrator for the fiscal year ended October 31, 1996 and 1995 was $0.03, and $0.03, respectively.
(5) Not Annualized.
(6) Annualized.

     The Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund commenced operations on October 4, 1993 and October 5, 1993, respectively, as separate investment portfolios (the "Predecessor Connecticut Fund" and the "Predecessor Massachusetts Fund," respectively, and collectively, the "Predecessor Funds") of The Shawmut Funds, which was organized as a Massachusetts business trust. On December 4, 1995, these Predecessor Funds were reorganized as new investment portfolios of Galaxy. Prior to the reorganization, the Predecessor Connecticut Fund offered and sold two series of shares of beneficial interest, Investment Shares and Trust Shares. The shareholders of both series received the same series of shares in the Connecticut Municipal Money Market Fund in connection with the reorganization. Unlike the Trust Shares, the Investment Shares of the Predecessor Connecticut Fund were similar to the Shares of the Connecticut Municipal Money Market Fund. Accordingly, the Trust Shares of the Predecessor Connecticut Fund have been excluded from the financial highlights. Prior to the reorganization, the Predecessor Massachusetts Fund offered and sold shares of beneficial interest that were similar to Shares of the Massachusetts Municipal Money Market Fund.

     The financial highlights presented below set forth certain information concerning (i) the investment results of the Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds for the fiscal year ended October 31, 1996 and (ii) the investment results of Investment Shares of the Predecessor Funds (the series that is similar to the Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds) for the fiscal years ended October 31, 1995 and October 31, 1994 and the fiscal period ended October 31, 1993. The information about the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds for the fiscal year ended October 31, 1996 has been audited by Coopers & Lybrand L.L.P., Galaxy's independent accountants, whose report is contained in Galaxy's Annual Report to Shareholders relating to the Funds dated October 31, 1996 (the "Annual Report"). The information about the Predecessor Connecticut Municipal Money Market and Predecessor Massachusetts Municipal Money Market Funds for the fiscal years ended October 31, 1995 and October 31, 1994 and the fiscal period ended October 31, 1993 was audited by Price Waterhouse LLP, independent accountants for the Predecessor Funds, whose report is contained in The Shawmut Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1995 (the "Shawmut Annual Report"). The financial highlights should be read in conjunction with the financial statements and notes thereto contained in the Annual Report and the Shawmut Annual Report and incorporated by reference into the Statement of Additional Information relating to the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds. More information about the performance of the Funds is contained in the Annual Report which may be obtained without charge by contacting Galaxy at its telephone numbers or address provided above.

                   CONNECTICUT MUNICIPAL MONEY MARKET FUND(1)
              (FOR A SHARE(2) OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   PERIOD
                                                                     YEAR ENDED OCTOBER 31,         ENDED
                                                                  ----------------------------   OCTOBER 31,
                                                                  1996(2)     1995      1994       1993(1)
                                                                  --------   -------   -------   -----------
Net Asset Value, Beginning of Period............................  $   1.00   $  1.00   $  1.00     $  1.00
                                                                  --------   -------   -------      ------
Income from Investment Operations
  Net investment income(3,4,5)..................................      0.03      0.03      0.02          --
  Net realized and unrealized gain (loss) on investments........        --        --        --          --
                                                                  --------   -------   -------      ------
      Total from Investment Operations:(3)......................      0.03      0.03      0.02          --
Less Dividends:
  Dividends from net investment income(3).......................     (0.03)    (0.03)    (0.02)         --
  Dividends from net realized gains.............................        --        --        --          --
                                                                  --------   -------   -------      ------
      Total Dividends:(3).......................................     (0.03)    (0.03)    (0.02)         --
  Net increase (decrease) in net asset value....................        --        --        --          --
                                                                  --------   -------   -------      ------
  Net Asset Value, End of Period................................  $   1.00   $  1.00   $  1.00     $  1.00
                                                                  ========   =======   =======      ======
      Total Return(6)...........................................      2.83%     2.94%     1.83%       0.14%(7)
Ratios/Supplemental Data:
  Net Assets, End of Period (000's).............................  $110,544   $71,472   $80,663     $ 6,582
Ratios to average net assets:
  Net investment income including reimbursement/waiver..........      2.79%     2.88%     1.99%       2.12%(8)
  Operating expenses including reimbursement/waiver.............      0.64%     0.82%     0.78%       0.36%(8)
  Operating expenses excluding reimbursement/waiver.............      0.73%     1.29%     1.50%       5.82%(8)

------------
(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds.
(2) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy with a single series of shares. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the predecessor shareholders exchanged shares of each series for Shares in the Galaxy Connecticut Municipal Money Market Fund.
(3) Represents less than $0.01 per share for year 1993.
(4) Net investment income per share before reimbursement/waiver of fees by Fleet and/or other parties for the fiscal year ended October 31, 1996 was $0.03.
(5) Net investment income per share before reimbursement/waiver of fees by other parties for the year ended October 31, 1995 and 1994 and the period ended October 31, 1993 was $0.03, $0.01 and $0.00, respectively, (unaudited).
(6) Calculation does not include sales charge for Investment Shares of the Predecessor Fund.
(7) Not Annualized.
(8) Annualized.

                  MASSACHUSETTS MUNICIPAL MONEY MARKET FUND(1)
              (FOR A SHARE(2) OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   PERIOD
                                                                     YEAR ENDED OCTOBER 31,         ENDED
                                                                   ---------------------------   OCTOBER 31,
                                                                   1996(2)   1995(2)   1994(2)    1993(1,2)
                                                                   -------   -------   -------   -----------
Net Asset Value, Beginning of Period.............................  $  1.00   $  1.00   $  1.00     $  1.00
Income from Investment Operations
  Net investment income(4,5,6)...................................     0.03      0.03      0.02          --
  Net realized gain and unrealized (loss) on investments.........       --        --        --          --
                                                                   --------  -------   -------      ------
      Total from Investment Operations:(4).......................     0.03      0.03      0.02          --
                                                                   --------  -------   -------      ------
Less Dividends:
  Dividends from net investment income(4)........................    (0.03)    (0.03)    (0.02)         --
  Dividends from net realized gains..............................       --        --        --          --
                                                                   --------  -------   -------      ------
      Total Dividends:(4)........................................    (0.03)    (0.03)    (0.02)         --
                                                                   --------  -------   -------      ------
  Net increase (decrease) in net asset value.....................       --        --        --          --
                                                                   --------  -------   -------      ------
  Net Asset Value, End of Period.................................  $  1.00   $  1.00   $  1.00     $  1.00
                                                                   ========  =======   =======      ======
      Total Return...............................................     2.83%     3.21%     1.99%       0.12%(7)
Ratios/Supplemental Data:
  Net Assets, End of Period (000's)..............................  $47,066   $40,326   $31,516     $ 1,237
Ratios to average net assets:
  Net investment income including reimbursement/waiver...........     2.78%     3.16%     2.00%       2.75%(8)
  Operating expenses including reimbursement/waiver..............     0.62%     0.57%     0.53%       0.11%(8)
  Operating expenses excluding reimbursement/waiver..............     0.83%     1.06%     1.21%      35.42%(8)

------------
(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds.
(2) The Fund sold its shares without class designation.
(3) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares for Shares in the Fund.
(4) Represents less than $0.01 per share for year 1993.
(5) Net investment income per share before reimbursement/waiver of fees by other parties for the period ended October 31, 1993 was $0.03.
(6) Net investment income per share before reimbursement/waiver of fees by other parties for the fiscal year ended October 31, 1995 and 1994 and period ended October 31, 1993 was $0.03, $0.01 and ($0.01), respectively (unaudited).
(7) Not Annualized.
(8) Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

     Fleet will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund may not be changed without the approval of the holders of a majority of its outstanding Shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Fund," "Connecticut Municipal Money Market Fund" and "Massachusetts Municipal Money Market Fund" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates.

QUALITY REQUIREMENTS

     Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Money Market Fund will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Investors Services, L.P. ("Fitch")) in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund (collectively, the "Tax-Exempt Money Market Funds") will not purchase a security (other than a U.S. Government security) unless the security (i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Money Market Funds one of the two highest, short-term rating categories. See "Investment Limitations" below.

     Determinations of comparable quality shall be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. For example, with respect to the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, Fleet will generally treat Connecticut Municipal Securities or Massachusetts Municipal Securities, as the case may be, as eligible portfolio securities if the issuer has received long-term bond ratings within the two highest rating categories by a Rating Agency with respect to other bond issues. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

MONEY MARKET FUND

     The Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in

"money market" instruments that are determined by Fleet to present minimal credit risk and meet certain rating criteria. Instruments that may be purchased by the Money Market Fund include obligations of domestic and foreign banks (including negotiable certificates of deposit, non-negotiable time deposits, savings deposits, and bankers' acceptances); commercial paper (including variable and floating rate notes); obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements issued by financial institutions such as banks and broker/dealers. These instruments have remaining maturities of one year or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

GOVERNMENT FUND

     The Government Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. These instruments have remaining maturities of one year or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

U.S. TREASURY FUND

     The U.S. Treasury Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in those securities issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which generally will not be subject to state income tax by reason of current federal law. Such instruments may include, but are not limited to, securities issued by the U.S. Treasury and by certain government agencies or instrumentalities such as the Federal Home Loan Banks, Federal Farm Credit Banks and the Student Loan Marketing Association. The Fund invests at least 65% of its total assets in direct U.S. Government obligations. Shareholders residing in a particular state that has an income tax law should determine through consultation with their own tax advisers whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status and whether the Fund's capital gain and other income, if any, when so distributed will be subject to the state's income tax. See "Taxes."

     Due to state income tax considerations, the Fund will not invest in other securities, such as repurchase agreements and reverse repurchase agreements, except under extraordinary circumstances such as when appropriate U.S. Government obligations are unavailable.

     Portfolio securities held by the Fund have remaining maturities of one year or less (with certain exceptions). The Fund may also invest in certain variable and floating rate instruments as described under "Investments, Strategies and Risks--Money Market Instruments." For more information, including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

TAX-EXEMPT FUND

     The Tax-Exempt Fund's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal by investing substantially all of its assets in Municipal Securities that present minimal credit risk and meet the rating criteria described above under

"Quality Requirements." The Fund is designed for investors in higher tax brackets who are seeking a relatively high amount of tax-free income with stability of principal and less price volatility than would normally be associated with intermediate-term and longer-term Municipal Securities.

     As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its assets in Municipal Securities. However, the Fund may from time to time, during temporary defensive periods, hold uninvested cash reserves or invest in taxable obligations in such proportions as, in Fleet's opinion, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Such taxable instruments may include (i) obligations of the U.S. Treasury; (ii) obligations of agencies or instrumentalities of the U.S. Government; (iii) "money market" instruments such as certificates of deposit, commercial paper, or bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other "money market" instruments; or (v) securities issued by other investment companies that invest in high quality, short-term Municipal Securities. For more information including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

     In seeking to achieve its investment objective, the Tax-Exempt Fund may invest in "private activity bonds" (see "Investments, Strategies and Risks--Municipal Securities"), the interest on which may be subject to the federal alternative minimum tax. Investments in such securities, however, will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's total assets when added together with any taxable investments held by the Fund.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

     The Connecticut Municipal Money Market Fund's investment objective is to provide current income exempt from federal regular income tax and the CSIT, consistent with stability of principal and liquidity. The Fund attempts to achieve this objective by investing in a portfolio of Connecticut Municipal Securities (as defined below) with remaining maturities of thirteen months or less at the time of purchase. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax or at least 80% of the total value of its assets is invested in obligations the interest income from which is exempt from federal regular income tax.

     Under normal circumstances, at least 65% of the value of the Fund's assets will be invested in debt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, and obligations of territories and possessions of the United States and any political sub-division or financing authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from both federal regular income tax and the CSIT ("Connecticut Municipal Securities"). Examples of Connecticut Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than thirteen months without demand features); and tender option bonds. See "Investments, Strategies and Risks" below.

     From time to time on a temporary basis, when Fleet determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Connecticut municipal tax-exempt obligations or other taxable, temporary investments. All temporary investments will satisfy the same credit quality standards as Connecticut Municipal Securities. See "Quality Requirements" above. Temporary investments include: investments in other mutual funds; notes issued by or on behalf of municipal or corporate issuers; marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or the CSIT.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

     The Massachusetts Municipal Money Market Fund's investment objective is to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with stability of principal and liquidity. The Fund attempts to achieve this objective by investing in a portfolio of Massachusetts Municipal Securities (as defined below) with remaining maturities of thirteen months or less at the time of purchase. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax or at least 80% of the total value of its assets are invested in obligations the interest income from which is exempt from federal regular income tax.

     Under normal circumstances, at least 65% of the value of the Fund's assets will be invested in debt obligations issued by or on behalf of the Commonwealth of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political sub-division, or financing authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts upon non-corporate taxpayers ("Massachusetts Municipal Securities"). Examples of Massachusetts Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than thirteen months without demand features); and tender option bonds. See "Investments, Strategies and Risks" below.

     From time to time on a temporary basis, when Fleet determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Massachusetts municipal tax-exempt obligations or other taxable, temporary investments. All temporary investments will satisfy the same credit quality standards as Massachusetts Municipal Securities. See "Quality Requirements" above. For a description of the types of temporary investments permitted to be made by the Fund, see "Connecticut Municipal Money Market Fund" above. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or the income taxes imposed by the Commonwealth of Massachusetts.

                       INVESTMENTS, STRATEGIES AND RISKS

U.S. GOVERNMENT OBLIGATIONS

     Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Retail Shares of the Funds.

MONEY MARKET INSTRUMENTS

     "Money Market" instruments include bank obligations and commercial paper.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Money Market Fund's total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

     Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended, (the "1933 Act") in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. The Money Market and each Tax-Exempt Money Market Fund may also purchase Rule 144A securities. See "Investment Limitations" below.

MUNICIPAL SECURITIES

     Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control, and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

     The two principal classifications of Municipal Securities that may be held by the Tax-Exempt Money Market Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The Funds' portfolios may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

     Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Tax-Exempt Money Market Funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which a Fund may next tender the security for repurchase.

     Municipal Securities purchased by the Tax-Exempt Money Market Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Tax-Exempt Money Market Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

TENDER OPTION BONDS

     The Tax-Exempt Money Market Funds may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in a Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership, or default of any of the parties to the tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments acquired by the Government and U.S. Treasury Funds are similar in form, but, because they would be issued or guaranteed by the U.S. Government or its agencies or instrumentalities, may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     Each Fund, except the U.S. Treasury Fund, may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet under guidelines approved by Galaxy's Board of Trustees. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 10% limit described in Investment Limitations Nos. 5 and 8 under "Investment Limitations" below with respect to the Money Market, Government, U.S. Treasury and Tax-Exempt Funds, and to the 10% limit described under "Investment Limitations" below with respect to the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds.

     The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Fund's investments in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

     The Money Market and Government Funds may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

SECURITIES LENDING--MONEY MARKET AND GOVERNMENT FUNDS

     The Money Market and Government Funds may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

GUARANTEED INVESTMENT CONTRACTS--MONEY MARKET FUND

     The Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES--MONEY MARKET FUND

     The Money Market Fund may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements." See "Asset-Backed Securities" in the Statement of Additional Information.

INVESTMENT COMPANY SECURITIES--TAX-EXEMPT MONEY MARKET FUNDS

     The Tax-Exempt Money Market Funds may invest in securities issued by other investment companies limited, with respect to the Tax-Exempt Fund, to open-end investment companies that invest in high quality, short-term Municipal Securities, that meet the applicable quality requirements described above under "Quality Requirements" and that determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, the Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund may invest exclusively in one other investment company managed similarly to the particular Fund.

OTHER INVESTMENT POLICIES OF THE TAX-EXEMPT MONEY MARKET FUNDS

     Each of the Tax-Exempt Money Market Funds may purchase Municipal Securities on a "when-issued" basis. The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds may also purchase Municipal Securities on a "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later) permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by the Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

     In addition, each of the Tax-Exempt Money Market Funds may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Municipal Securities at a specified price. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

     Although the Tax-Exempt Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund invests 25% or more of its total assets in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

     The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are non-diversified investment portfolios. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in one of these Funds, therefore, will entail greater risk than would exist in a diversified investment portfolio because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers. The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds intend to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of a Fund's taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

CERTAIN INVESTMENT POLICIES OF THE U.S. TREASURY AND GOVERNMENT FUNDS

     The U.S. Treasury and Government Funds may purchase securities on a "when-issued" basis, as described under "Other Investment Policies of the Tax-Exempt Money Market Funds."

CONNECTICUT INVESTMENT RISKS

     Yields on Connecticut Municipal Securities that may be purchased by the Connecticut Municipal Money Market Fund depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size and maturity of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of Connecticut or its municipalities could impact the Fund's portfolio. The ability of the Connecticut Municipal Money Market Fund to achieve its investment objective also depends on the continuing ability of the issuers of Connecticut Municipal Securities and demand features, or the issuers or guarantors of either, to meet their obligations for the payment of interest and principal when due.

     Investing in Connecticut Municipal Securities which meet the Connecticut Municipal Money Market Fund's quality standards may not be possible if the State of Connecticut or its municipalities do not maintain their current credit ratings. An expanded discussion of the current economic risks associated with the purchase of Connecticut Municipal Securities is contained in the Statement of Additional Information.

     The State of Connecticut and various of its municipalities are challenged by financial difficulties. For the four fiscal years ended June 30, 1991, the General Fund experienced operating deficits but, for the six fiscal years ended June 30, 1997, the General Fund recorded operating surpluses. General Fund expenditures and revenues are budgeted to be approximately $9,550,000,000 and $9,700,000,000 for the 1997-98 and 1998-99 fiscal years, respectively. The State's budgeted expenditures have more than doubled from approximately $4,300,000,000 for the 1986-1987 fiscal year to approximately $9,700,000,000 for the 1998-99 fiscal year. In 1991, legislation was enacted by the State authorizing the State Treasurer to issue Economic Recovery Notes to fund the General Fund's accumulated deficit. The notes were to be payable no later than June 30, 1996, but payment of the remaining notes scheduled to occur during the 1995-96 fiscal year was rescheduled to be made over the four fiscal years ending June 30, 1999. As a result of recurring budgetary problems, Connecticut's general obligation bonds were downgraded by S&P from AA+ to AA in April 1990 and, in September 1991, to AA-; by Moody's from Aa1 to Aa in April 1990; and by Fitch from AA+ to AA in March 1995.

     Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. The most notable of them is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

MASSACHUSETTS INVESTMENT RISKS

     The Massachusetts Municipal Money Market Fund's ability to achieve its investment objective depends on the ability of issuers of Massachusetts Municipal Securities to meet their continuing obligations to pay principal and interest. Since the Fund invests primarily in Massachusetts Municipal Securities, the value of the Fund's Shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Municipal Securities to meet their obligations. As a result, the value of the Fund's Shares may fluctuate more widely than the value of shares of a portfolio investing in securities of issuers in a number of different states. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Municipal Securities may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Municipal Securities may also affect that issuer's ability to meet it's obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Municipal Securities as well.

                             INVESTMENT LIMITATIONS

     The following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the respective Statements of Additional Information under "Investment Objectives and Policies."

     The Money Market, Government, U.S. Treasury and Tax-Exempt Funds may not:

          1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, (ii) each Fund, except the U.S. Treasury Fund, may enter into repurchase agreements with respect to portfolio securities, and (iii) the Money Market and Government Funds may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

          2. Invest in obligations having remaining maturities in excess of one year, except that certain variable and floating rate instruments and securities subject to repurchase agreements may bear longer maturities (provided certain provisions are met).

          3. Purchase securities of any one issuer, other than U.S. Government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to this limitation.

     In addition, the Tax-Exempt Fund may not:

          4. Borrow money or issue senior securities, except that the Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. The Fund will not purchase any portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

          5. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days and other securities which are not readily marketable.

          6. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state or territory, any possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

     In addition, the Money Market, Government and U.S. Treasury Funds may not:

          7. Borrow money or issue senior securities, except from domestic banks for temporary purposes and then in amounts not in excess of 10% of the value of a Fund's total assets at the time of such borrowing (provided that the Money Market and Government Funds may borrow pursuant to reverse repurchase agreements in accordance with their investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

          8. Invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

     In addition, the Municipal Money Market and Massachusetts Municipal Money Market Funds may not:

          9. Borrow money directly or pledge securities except, under certain circumstances, each Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

     The following investment limitation with respect to the Municipal Money Market and Massachusetts Municipal Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval (shareholders will be notified before any material change in this limitation becomes effective):

          10. The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds will not invest more than 5% of their respective total assets in industrial development bonds or other Municipal Securities when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

     The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds may purchase restricted securities, which are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit their purchase, together with other securities considered to be illiquid, to 10% of its net assets.

     In addition to the foregoing limitations, (a) the Money Market, Government and U.S. Treasury Funds may not purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Money Market Fund by domestic banks or by U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (ii) with respect to the Money Market Fund, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) with respect to the Money Market Fund, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry); and (b) the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds may not purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.

     With respect to Investment Limitation No 3. above, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

     With respect to Investment Limitation No. 7 above, each of the Money Market and Government Funds intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

     With respect to Investment Limitation No. 5 and 8 above, each of the Money Market, Government, U.S. Treasury and Tax-Exempt Funds intends to limit its investments in illiquid securities to not more than 10% of the value of its total assets.

     If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of the limitation.

     Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in this Prospectus and the respective Statements of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market mutual funds. In accordance with Rule 2a-7, the Money Market Fund is subject to the 5% limitation contained in Investment Limitation No. 3 above as to all of its assets; however in accordance with such Rule, the Money Market Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Subject to Investment Limitation No. 2 above, each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. Except with respect to Investment Limitation No. 2 above, a Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

     The Securities and Exchange Commission ("SEC") has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                               PRICING OF SHARES

     Net asset value per Share of each Fund is determined as of 11:00 a.m. (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time), on each day the Exchange is open. Currently, the holidays which Galaxy observes are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated separately for each series of Shares of a Fund by dividing the value of all securities and other assets attributable to a particular series of Shares of the Fund, less the liabilities attributable to Shares of that series of the Fund, by the number of outstanding Shares of that series of the Fund.

     The assets in each Fund are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Fund's acquisition cost as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Although Galaxy seeks to maintain the net asset value per Share of each Fund at $1.00, there can be no assurance that a Fund's net asset value per share will not vary.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

     Shares in the Funds are sold on a continuous basis by Galaxy's distributor, First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. ("FDISG"). FD Distributors is a registered broker/dealer with principal offices located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

PURCHASE OF SHARES

     Investments in Retail Shares of the Funds (other than Retail B Shares of the Money Market Fund) are not subject to any sales charge. Investments in Retail B Shares of the Money Market Fund are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." See "Applicable Sales Charge--Retail B Shares" below. Retail B Shares of the Money Market Fund have higher operating expenses than Retail A Shares of the Fund and may not be appropriate for investors that do not plan to exchange into Retail B Shares of certain of Galaxy's non-money market portfolios.

     FD Distributors has established several procedures to enable different types of investors to purchase Retail Shares of the Funds. Retail Shares may be purchased by FIS Securities, Inc., Fleet Brokerage Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers ("Institutions") on behalf of their customers ("Customers"). Retail Shares may also be purchased by individuals, corporations or other entities, who submit a purchase application to Galaxy, purchasing directly for their own accounts or for the accounts of others ("Direct Investors"). Purchases may take place only on days on which FD Distributors, Galaxy's custodian and Galaxy's transfer agent are open for business ("Business Days"). If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by FD Distributors on a Business Day in accordance with FD Distributors' procedures.

PURCHASE PROCEDURES--CUSTOMERS OF INSTITUTIONS

     Purchase orders for Retail Shares are placed by Customers of Institutions through their Institution. The Institution is responsible for transmitting Customer purchase orders to FD Distributors and for wiring required funds in payment to Galaxy's custodian on a timely basis. FD Distributors is responsible for transmitting such orders to Galaxy's transfer agent for execution. Retail Shares purchased by Institutions on behalf of their Customers will normally be held of record by the Institutions and beneficial ownership of Retail Shares will be recorded by the Institutions and reflected in the account statements provided to their Customers. Galaxy's transfer agent may establish an account of record for each Customer of an Institution reflecting beneficial ownership of Retail Shares. Depending on the terms of the arrangement between a particular Institution and

Galaxy's transfer agent, confirmations of Retail Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a Customer with a copy to the Institution, or will be furnished directly to the Customer by the Institution. Other procedures for the purchase of Retail Shares established by Institutions in connection with the requirements of their Customer accounts may apply. Customers wishing to purchase Retail Shares through their Institution should contact such entity directly for appropriate purchase instructions.

PURCHASE PROCEDURES--DIRECT INVESTORS

     Purchases by Mail. Retail Shares may be purchased by completing a purchase application and mailing it, together with a check payable to each Fund in which a Direct Investor wishes to invest, to:

       The Galaxy Fund
        P.O. Box 5108
        4400 Computer Drive
        Westboro, MA 01581-5108

     All purchase orders placed by mail must be accompanied by a purchase application. Applications may be obtained by calling FD Distributors at 1-800-628-0414.

     Subsequent investments in an existing account in any Fund may be made at any time by sending a check for a minimum of $100 payable to the Fund in which the additional investment is being made to Galaxy at the address above along with either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent order form that may be obtained from FD Distributors, or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. If a Direct Investor's check does not clear, the purchase will be cancelled.

     Purchases by Wire. Direct Investors may also purchase Retail Shares by arranging to transmit federal funds by wire to Fleet Bank of Massachusetts, N.A. as agent for First Data Investor Services Group, Inc. ("FDISG"), Galaxy's transfer agent. Prior to making any purchase by wire, a Direct Investor must telephone FD Distributors at 1-800-628-0414 to place an order and to obtain instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

       Fleet Bank of Massachusetts, N.A.
        75 State Street
        Boston, MA 02109
        ABA #0110-0013-8
        DDA #79673-5702
        Ref:  The Galaxy Fund
            [Shareholder Name]
            [Shareholder Account Number]

     Direct Investors making initial investments by wire must promptly complete a purchase application and forward it to The Galaxy Fund, P.O. Box 5108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108. Applications may be obtained by calling FD Distributors at 1-800-628-0414. Redemptions will not be processed until the application in proper form has been received by FD Distributors. Direct Investors making subsequent investments by wire should follow the instructions above.

OTHER PURCHASE INFORMATION

     Investment Minimums. Except as provided in "Investor Programs" below, the minimum initial investment by a Direct Investor, or initial aggregate investment by an Institution investing on behalf of its Customers, is $2,500. The minimum investment for subsequent purchases is $100. The minimum investment requirement with respect to IRAs, SEPs, MERPs and Keogh Plans (see below under "Retirement Plans") is $500 (including spousal IRA accounts). There are no minimum investment requirements for Direct Investors participating in the Automatic Investment Program described below. Customers may agree with a particular Institution to varying minimum initial and minimum subsequent purchase requirements with respect to their accounts.

     Galaxy reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirement. The issuance of Retail Shares to Direct Investors and Institutions is recorded on the books of Galaxy and share certificates will not be issued.

     Effective Time of Purchases. A purchase order for Retail Shares in a Fund received and accepted by FD Distributors by 11:00 a.m. (Eastern Time) on a Business Day will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase if Galaxy's custodian receives the purchase price in federal funds or other immediately available funds by 11:00 a.m. (Eastern Time) that day. Purchase orders received after 11:00 a.m. (Eastern Time) and prior to 4:00 p.m. (Eastern Time) on a Business Day for which such funds have been received by 4:00 p.m. will be effective as of 4:00 p.m., and investors will begin receiving dividends the following day. Purchase orders made by Direct Investors are not effective until the amount to be invested has been converted to federal funds. In those cases in which a Direct Investor pays for Retail Shares by check, federal funds will generally become available two Business Days after a purchase order is received. In certain circumstances, Galaxy may not require that amounts invested by Institutions on behalf of their Customers be converted into federal funds. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by FD Distributors on a Business Day in accordance with the above procedures.

APPLICABLE SALES CHARGES--RETAIL B SHARES

     The public offering price for Retail B Shares of the Money Market Fund is the net asset value of the Retail B Shares purchased. Although Direct Investors and Customers pay no front-end sales charge on purchases of Retail B Shares, such Shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from FD Distributors in connection with sales of Retail B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Retail A Shares of Galaxy's non-money market portfolios. Certain affiliates of Fleet may, at their own expense, provide additional compensation to Fleet Enterprises, Inc., a broker-dealer affiliate of Fleet, whose customers purchase significant amounts of Retail B Shares of the Fund. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from the assets of Fleet's affiliates. The contingent deferred sales charge on Retail B Shares is based on the lesser of the offering price or the net asset value of the Shares on the redemption date. As a result, no sales charge is imposed on any increase in the principal value of a Direct Investor's or Customer's Retail B Shares. In addition, a contingent deferred sales charge will not be assessed on Retail B Shares purchased through reinvestment of dividends or capital gains distributions.

     The amount of any contingent deferred sales charge Direct Investors and Customers must pay depends on the number of years that elapse between the purchase date and the date such Retail B Shares are redeemed. Solely for purposes of this determination, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

                                                                              CONTINGENT DEFERRED
                                                                                 SALES CHARGE
                                                                              (AS A PERCENTAGE OF
NUMBER OF YEARS                                                              DOLLAR AMOUNT SUBJECT
ELAPSED SINCE PURCHASE                                                          TO THE CHARGE)
---------------------------------------------------------------------------  ---------------------
Less than one..............................................................           5.00%
More than one but less than two............................................           4.00%
More than two but less than three..........................................           3.00%
More than three but less than four.........................................           3.00%
More than four but less than five..........................................           2.00%
More than five but less than six...........................................           1.00%
After six..................................................................           None

     When a Direct Investor or Customer redeems his or her Retail B Shares, the redemption request is processed to minimize the amount of the contingent deferred sales charge that will be charged. Retail B Shares are redeemed first from those shares that are not subject to a contingent deferred sales charge (i.e., Retail B Shares that were acquired through reinvestment of dividends or distributions or that qualify for other deferred sales charge exemptions) and after that from the Retail B Shares that have been held the longest.

     The proceeds from the contingent deferred sales charge that a Direct Investor or Customer may pay upon redemption go to FD Distributors, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Retail B Shares.

     Exemptions from the Contingent Deferred Sales Charge. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. To receive exemptions (i), (vi) or (viii) listed below, a Direct Investor or Customer must explain the status of his or her redemption at the time Retail B Shares are redeemed. The contingent deferred sales charge with respect to Retail B Shares is not assessed on: (i) exchanges described under "Investor Programs--Exchange Privilege" below; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (iii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (iv) redemptions effected pursuant to the Money Market Fund's right to liquidate a shareholder's account if the aggregate net asset value of Retail B Shares held in the account is less than the minimum account size; (v) redemptions in connection with the combination of the Money Market Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (vi) redemptions in connection with the death or disability of a shareholder; (vii) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (viii) any redemption of Retail B Shares held by Direct Investors or Customers, provided the Direct Investor or Customer was the beneficial owner of shares of the Money Market Fund (or any of the other portfolios offered by Galaxy or otherwise advised by Fleet or its affiliates) before December 1, 1995. In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" below.

     Six years after purchase, Retail B Shares of the Money Market Fund will convert automatically to Retail A Shares of the Fund. The purpose of the conversion is to relieve a holder of Retail B Shares of the higher ongoing expenses charged to those Shares. The conversion from Retail B Shares to Retail A Shares takes place at net asset value, as a result of which a Direct Investor or Customer receives dollar-for-dollar the same value of Retail A Shares as he or she had of Retail B Shares. The conversion occurs six years after the beginning of the calendar month in which the Shares are purchased. Upon conversion, an investor would hold Retail A Shares subject to the operating expenses for Retail A Shares.

     Retail B Shares of the Money Market Fund acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates--six years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Retail B Shares that were not acquired through reinvestment of dividends or distributions. For example, if a Direct Investor or Customer makes a one-time purchase of Retail B Shares of the Fund, and subsequently acquires additional Retail B Shares of the Fund only through reinvestment of dividends and/or distributions, all of such Direct Investor's or Customer's Retail B Shares in the Fund, including those acquired through reinvestment, will convert to Retail A Shares of the Fund on the same date.

REDEMPTION OF SHARES

     Redemption orders are effected at the net asset per share next determined after receipt of the order by FD Distributors, except that proceeds from the redemption of Retail B Shares in the Money Market Fund will be reduced by the amount of any applicable contingent deferred sales charge. When redeeming Retail Shares in the Money Market Fund, Customers of Institutions and Direct Investors should indicate whether they are redeeming Retail A Shares or Retail B Shares in the Fund. If a Customer or Direct Investor owns both Retail A Shares and Retail B Shares in the Money Market Fund, the Retail A Shares will be redeemed first unless the Customer or Direct Investor indicates otherwise. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

REDEMPTION PROCEDURES--CUSTOMERS OF INSTITUTIONS

     Customers of Institutions may redeem all or part of their Retail Shares in accordance with procedures governing their accounts at Institutions. It is the responsibility of the Institutions to transmit redemption orders to FD Distributors and credit their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments to Institutions is imposed by Galaxy, although Institutions may charge a Customer's account for redemption services. Information relating to such redemption services and charges, if any, is available from the Institutions.

     Direct Investors may redeem all or part of their Retail Shares in accordance with any of the procedures described below.

REDEMPTION PROCEDURES--DIRECT INVESTORS

     Redemption by Mail. Retail Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

       The Galaxy Fund
        P.O. Box 5108
        4400 Computer Drive
        Westboro, MA 01581-5108

     A written redemption request must (i) state the name of the Fund and the number and series, if applicable, of Retail Shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $50,000, or for any amount where
(i) the proceeds are to be sent elsewhere than the address of record (excluding the transfer of assets to a successor custodian), (ii) the proceeds are to be sent to an address of record which has changed in the preceding 90 days, or
(iii) the check is to be made payable to someone other than the registered owner(s), must be accompanied by signature guarantees. The guarantor of a signature must be a bank which is a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible guarantor institution. FD Distributors will not accept guarantees from notaries public. FD Distributors may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until FD Distributors receives all required documents in proper form. The Funds ordinarily will make payment for Retail Shares redeemed by mail within three Business Days after proper receipt by FD Distributors of the redemption request. Questions with respect to the proper form for redemption requests should be directed to FD Distributors at 1-800-628-0414.

     Redemption by Telephone. Direct Investors may redeem Retail Shares by calling 1-800-628-0414 and instructing FD Distributors to mail a check for redemption proceeds of up to $50,000 to the address of record. A redemption request for an amount in excess of $50,000 or for any amount where (i) the proceeds are to be sent elsewhere than the address of record (excluding the transfer of assets to a successor custodian), (ii) the proceeds are to be sent to an address of record which has changed in the preceding 90 days, or (iii) the check is to be made payable to someone other than the registered owner(s), must be accompanied by signature guarantees. See "Redemption by Mail" above for details regarding signature guarantees.

     Redemption by Wire. Direct Investors who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem Retail Shares by instructing FD Distributors by wire or telephone to wire redemption proceeds of $1,000 or more directly to a Direct Investor's account at any commercial bank in the United States. FD Distributors charges a $5.00 fee for each wire redemption and the fee is deducted from the redemption proceeds. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions subsequently received by FD Distributors.

     Direct Investors may request that Retail Shares be redeemed and redemption proceeds be wired on the same day if telephone redemption instructions are received by FD Distributors by 11:00 a.m. (Eastern Time) on the day of redemption. Retail Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemption requests made after 11:00 a.m. (Eastern Time) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Retail Shares by wire, Direct Investors should call FD Distributors at 1-800-628-0414.

     In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a written request must be sent to Galaxy at the address listed above under "Redemption by Mail." Such requests must be signed by the investor and accompanied by a signature guarantee (see "Redemption by Mail" above for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians. If, due to temporary adverse conditions, Direct Investors are unable to effect telephone transactions, Direct Investors are encouraged to follow the procedures for transactions by wire or mail which are described above.

     Galaxy reserves the right to refuse a wire or telephone redemption if it believes it is advisable to do so. Procedures for redeeming Retail Shares by wire or telephone may be modified or terminated at any time by Galaxy or FD Distributors. In attempting to confirm that telephone instructions are genuine, Galaxy will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security number, address and/or bank). If Galaxy fails to follow established procedures for the authenticity of telephone instructions, it may be liable for losses due to unauthorized or fraudulent telephone transactions.

     No redemption by a Direct Investor in any Fund will be processed until Galaxy has received a completed application with respect to the Direct Investor's account.

     If any portion of the Retail Shares to be redeemed represents an investment made by personal check, Galaxy reserves the right to delay payment of proceeds until FD Distributors is reasonably satisfied that the check has been collected, which could take up to 15 days from the purchase date. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Retail Shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds.

OTHER REDEMPTION INFORMATION

     Galaxy reserves the right to redeem accounts (other than retirement plan accounts) involuntarily, upon 60 days' written notice, if the account's net asset value falls below $250 as a result of redemptions. In addition, if an investor has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution with respect to Retail Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Institution to redeem all of his or her Retail Shares.

     Galaxy may redeem Retail Shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act. See the respective Statements of Additional Information under "Net Asset Value" or "Net Asset Value--Municipal Money Market and Massachusetts Municipal Money Market Funds" for examples of when such redemptions might be appropriate.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

     Direct Investors and Customers of Institutions may, after appropriate prior authorization, exchange Retail A Shares (Shares in the case of the Connecticut Municipal Money Market and Massachusetts

Municipal Money Market Funds) in a Fund having a value of at least $100 for Retail A Shares in any of the other Funds or portfolios offered by Galaxy or otherwise advised by Fleet or its affiliates in which the Direct Investor or Customer maintains an existing account, provided that such other shares may legally be sold in the state of the investor's residence. Direct Investors and Customers of Institutions may exchange Retail B Shares in the Money Market Fund for Retail B Shares in Galaxy's Short-Term Bond, High Quality Bond, Tax Exempt Bond, Equity Value, Equity Growth, Small Company Equity, Asset Allocation, and Growth and Income Funds in which the Direct Investor or Customer maintains an existing account, provided that the Retail B Shares acquired in the exchange may legally be sold in the state of the investor's residence.

     Unless an exception applies, a front-end sales charge will be charged in connection with exchanges of Retail A Shares of a Fund for Retail A Shares of Galaxy's non-money market portfolios. Retail B Shares may be exchanged without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Retail B Shares, the holding period of the Retail B Shares originally held will be added to the holding period of the Retail B Shares acquired through exchange.

     The minimum initial investment to establish a new account in another eligible Fund by exchange, except for the Institutional Treasury Money Market Fund, is $2,500 unless, with respect to Direct Investors, at the time of the exchange the Direct Investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event there is no minimum initial investment requirement, or in the College Investment Program described below, in which event the minimum initial investment is generally $100. The minimum initial investment to establish an account by exchange in the Institutional Treasury Money Market Fund is $2 million.

     An exchange involves a redemption of all or a portion of the Retail Shares of a Fund and the investment of the redemption proceeds in Retail Shares of another Fund or portfolio offered by Galaxy or, with respect to Retail A Shares, otherwise advised by Fleet or its affiliates. The redemption will be made at the per share net asset value next determined after the exchange request is received. The Retail Shares of a Fund or portfolio to be acquired will be purchased at the net asset value per Share next determined after acceptance of the exchange request, plus any applicable sales charge.

     Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, Direct Investors should call FD Distributors at 1-800-628-0414. Customers of Institutions should call their Institution for such information. Customers exercising the exchange privilege into other eligible Funds should request and review the prospectuses for these Funds prior to making an exchange. Telephone 1-800-628-0414 for a prospectus or to make an exchange. See "How to Purchase and Redeem Shares--Redemption Procedures--Direct Investors--Redemption by Wire" above for a description of Galaxy's policy regarding telephone instructions.

     In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

     Galaxy does not charge any exchange fee. Institutions may charge such fees with respect to either all exchange requests or with respect to any request which exceeds the permissible number of free exchanges during a particular period. Customers of Institutions should contact their respective Institutions for applicable information.

     For federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, a Customer or Direct investor should consult a tax or other financial adviser to determine the tax consequences.

RETIREMENT PLANS

     Retail Shares of the Funds, other than the Tax-Exempt Money Market Funds, are available for purchase in connection with the following tax-deferred prototype retirement plans:

     Individual Retirement Accounts ("IRAs") (including "rollovers" from existing retirement plans), a retirement-savings vehicle for qualifying individuals. The minimum initial investment for an IRA account is $500 (including a spousal account).

     Simplified Employee Pension Plans ("SEPs"), a form of retirement plan for sole proprietors, partnerships and corporations. The minimum initial investment for a SEP account is $500.

     Multi-Employee Retirement Plans ("MERPs"), a retirement vehicle established by employers for their employees which is qualified under Sections 401(k) and 403(b) of the Internal Revenue Code. The minimum initial investment for a MERP is $500.

     Keogh Plans, a retirement vehicle for self-employed individuals. The minimum initial investment for a Keogh Plan is $500.

     Investors purchasing Retail Shares pursuant to a retirement plan are not subject to the minimum investment provisions described above under "How to Purchase and Redeem Shares--Other Purchase Information." Detailed information concerning eligibility, service fees and other matters related to these plans, and the form of application, is available from FD Distributors (call 1-800-628-0414) with respect to IRAs, SEPs and Keogh Plans and from Fleet Brokerage Securities, Inc. (call 1-800-221-8210) with respect to MERPs.

AUTOMATIC INVESTMENT PROGRAM AND SYSTEMATIC WITHDRAWAL PLAN

     The Automatic Investment Program permits a Direct Investor to purchase Retail Shares (minimum of $50 per transaction) each month or each quarter. Provided a Direct Investor's financial institution allows automatic withdrawals, Retail Shares are purchased by transferring funds from a Direct Investor's checking, bank money market, NOW or savings account designated by the Direct Investor. The account designated will be debited in the specified amount and Retail Shares will be purchased on a monthly or quarterly basis, on any Business Day designated by a Direct Investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated.

     The Systematic Withdrawal Plan permits a Direct Investor to automatically redeem Retail Shares on a monthly, quarterly, semi-annual, or annual basis on any Business Day designated by a Direct Investor, if the account has a starting value of at least $10,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to the Transfer Agent (but not less than five days before a payment date). No contingent deferred sales charge will be assessed on redemptions of Retail B Shares of the Money Market Fund made through the Systematic Withdrawal Plan that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual Systematic Withdrawal Plan redemptions of Retail B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. Systematic Withdrawal Plan redemptions of Retail B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge.

COLLEGE INVESTMENT PROGRAM

     The College Investment Program (the "College Program") permits an investor to open an account with Galaxy and purchase Retail Shares of a Fund with a minimum amount of $100 for initial or subsequent investments, except that if the investor purchases Retail Shares through the Automatic Investment Program, the minimum per transaction is $50. The College Program is designed to assist investors who want to finance a college savings plan. See "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" for information on the Automatic Investment Program. Galaxy reserves the right to redeem accounts participating in the College Program involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. See "How to Purchase and Redeem Shares--Other Redemption Information" above for further information.

     Investors in the College Program will receive consolidated monthly statements of their accounts. Detailed information concerning College Program accounts and applications may be obtained from FD Distributors (call 1-800-628-0414).

CHECKWRITING

     Checkwriting is available for Direct Investors. A charge for use of the checkwriting privilege may be imposed by Galaxy. There is no limit to the number of checks a Direct Investor may write per month in an amount per check of $250 or more. To obtain checks, a Direct Investor must complete the signature card that accompanies the account application. To establish this checkwriting service after opening an account in a Fund, Direct Investors must contact FD Distributors by telephone (1-800-628-0414) or mail to obtain a signature card. A signature guarantee may be required. A Direct Investor will receive the daily dividends declared on the Retail Shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' written notice to Direct Investors, the checkwriting privilege may be modified or terminated. An account in a Fund may not be closed by writing a check.

DIRECT DEPOSIT PROGRAM

     Direct Investors receiving social security benefits are eligible for the Direct Deposit Program. This Program enables a Direct Investor to purchase Retail Shares of a Fund by having social security payments automatically deposited into his or her Fund account. There is no minimum deposit requirement. For instructions on how to enroll in the Direct Deposit Program, Direct Investors should call FD Distributors at 1-800-628-0414. Death or legal incapacity will terminate a Direct Investor's participation in the Program. A Direct Investor may elect at any time to terminate his or her participation by notifying in writing the Social

Security Administration. Further, Galaxy may terminate a Direct Investor's participation upon 30 days' notice to the Direct Investor.

                              INFORMATION SERVICES

GALAXY INFORMATION CENTER--24 HOUR INFORMATION SERVICE

     The Galaxy Information Center provides Fund performance and investment information 24 hours a day, 7 days a week. To access the Galaxy Information Center just call 1-800-628-0414.

VOICE RESPONSE SYSTEM

     The Voice Response System provides Direct Investors automated access to Fund and account information as well as the ability to make telephone exchanges and redemptions. These transactions are subject to the terms and conditions described under Investor Programs. To access the Voice Response System, just call 1-800-FOR-GLXY (367-4599) from any touch-tone telephone and follow the recorded instructions.

GALAXY SHAREHOLDER SERVICES

     For account information and recent exchange transactions, Direct Investors can call Galaxy Shareholder Services Monday through Friday, between the hours of 9:00 a.m. to 5:00 p.m. (Eastern Time) at 1-800-628-0414.

     Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, 7 days a week.

     Direct Investors residing outside the United States can contact Galaxy by calling 1-508-855-5237.

     The Funds' yields reflect any fee waivers in effect, represent past performance and will vary. If fee waivers are in effect and fees are not waived, yields would be reduced. Past performance is no guarantee of future results. Current yield refers to income earned by a Fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a Fund will be reinvested. An investment in any one of the Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

                          DIVIDENDS AND DISTRIBUTIONS

     The net investment income of each Fund is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 11:00 a.m. pricing of shares on the day of declaration. Net investment income for dividend purposes is determined separately for each series of Shares of a Fund and consists of all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets attributable to each series of Shares, less amortization of premium on such assets and accrued expenses attributable to each series of Shares of the Fund. None of the Funds expect to realize net capital gains. However, if any such gains are realized, they will be paid out to shareholders no less frequently than annually.

     Dividends are paid monthly within five Business Days after the end of each calendar month or within five Business Days after a shareholder's complete redemption of Retail Shares in a Fund. Institutions, unless they request otherwise, will automatically receive dividends and distributions in cash. Institutions may pay dividends to Customers in cash or reinvest such cash distributions in additional Shares. Direct Investors will have the option as provided on the application of electing to (a) automatically receive dividends and distributions in additional Retail Shares of the same series of a Fund at the net asset value of such Retail Shares on the payment date or (b) receive dividends and distributions in cash. Any revocation of such election must be made in writing to Galaxy's transfer agent (see "Custodian and Transfer Agent" below) and will become effective with respect to dividends paid after its receipt.

                                     TAXES

FEDERAL

     In General. Each of the Funds qualified during its last taxable year and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves each Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

     Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income, if any, net of certain deductions for such year. In general, a Fund's investment company taxable income will be its taxable income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Money Market, Government and U.S. Treasury Funds intend to distribute substantially all of their respective investment company taxable income and net tax-exempt income each year. Such dividends will be taxable as ordinary income to each Fund's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Retail Shares (federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) Because all of each Fund's net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     The Tax-Exempt Money Market Funds. It is the policy of each Tax-Exempt Money Market Fund to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed. (See the respective Statements of Additional Information under "Additional Information Concerning Taxes.")

     If a Tax-Exempt Money Market Fund should hold certain "private activity bonds" issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability, if any, for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

     Dividends from a Tax-Exempt Money Market Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Retail Shares of the Fund.

STATE AND LOCAL

     Exempt-interest dividends and other distributions paid by the Tax-Exempt Money Market Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Dividends paid by the Connecticut Municipal Money Market Fund that qualify as exempt-interest dividends for federal income tax purposes will not be subject to the Connecticut personal income tax on individuals, trusts and estates, to the extent that they are derived from Connecticut Municipal Securities. Other Fund dividends and distributions, whether received in cash or additional Shares, are subject to this tax, except that capital gain dividends derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law are not subject to the tax. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax, applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax.

     Dividends paid by the Connecticut Municipal Money Market Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% (100% if the investor owns at least 20% of the total voting power and value of the Fund's Shares) of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property tax by the State of Connecticut or its political subdivisions.

     Distributions by the Massachusetts Municipal Money Market Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from)
(i) interest on Massachusetts Municipal Securities, or (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund Shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional Shares of the Fund. Distributions by the Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

     The U.S. Treasury Fund is structured to provide shareholders, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company, such as the Fund, that are attributable to interest on direct U.S. Treasury obligations or obligations of certain U.S. Government agencies, are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes.

     Shareholders should consult their own tax advisers about the status of distributions from the Fund in their own state.

MISCELLANEOUS

     The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees. The Funds' Statements of Additional Information contain the names of and general background information concerning the Trustees.

INVESTMENT ADVISER

     Fleet, with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the investment adviser to the Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets at December 31, 1996 of $85 billion. Fleet, which commenced operations in 1984, also provides investment management and advisory services to individual and institutional clients and manages the other portfolios of Galaxy: the Institutional Treasury Money Market, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, Asset Allocation, Small Cap Value, Growth and Income, Short-Term Bond, Intermediate Government Income, High Quality Bond, Corporate Bond, Tax-Exempt Bond, New York Municipal Bond, Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds.

     Subject to the general supervision of Galaxy's Board of Trustees, Fleet manages the Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities and maintains related records.

     For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government and Tax-Exempt Funds, .40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, .40% of the first $750,000,000 of average daily net assets of each Fund plus .35% of the average daily net assets of each Fund in excess of $750,000,000. Fleet may from time to time, in its discretion, waive advisory fees payable by the Funds in order to help maintain a competitive expense ratios, and may from time to time allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and shareholder support services which they provide to beneficial shareholders. Fleet has advised Galaxy that, with respect to the Money Market, Government and Tax-Exempt Funds, Fleet intends to waive advisory fees payable to it by each Fund in an amount equal to 0.05% of the average daily net assets of each Fund to the extent that a Fund's net assets exceed $750,000,000. For the fiscal year ended October 31, 1996, Fleet received advisory fees (after fee waivers) at the effective annual rates of .37%, .39%,
 .40% and .40% of the average daily net assets of the Money Market Fund, Government Fund, Tax-Exempt Fund and U.S. Treasury Fund, respectively. For the period from December 4, 1995 through October 31, 1996, Fleet received advisory fees at the effective annual rates of .40% of the average daily net assets of each of the

Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund. In addition to the fee waivers, during the fiscal year ended October 31, 1996, Fleet also reimbursed the Funds for certain operating expenses, which reimbursement may be revised or discontinued at any time.

     The Predecessor Connecticut Municipal Money Market and Predecessor Massachusetts Municipal Money Market Funds bore advisory fees during the period from November 1, 1995 through December 3, 1995 pursuant to the investment advisory agreement then in effect with Shawmut Bank, N.A., their former adviser, at the effective annual rate of .50% of each such Predecessor Funds' average daily net assets.

AUTHORITY TO ACT AS INVESTMENT ADVISER

     Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Retail Shares of the Funds, but such banking laws and regulations do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. Fleet, the custodian and Institutions that are banks or bank affiliates are subject to such banking laws and regulations.

     Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the Funds, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect a Fund's net asset value per share or result in financial loss to any shareholder.

ADMINISTRATOR

     First Data Investor Services Group, Inc. ("FDISG") located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Funds' administrator. FDISG is a wholly-owned subsidiary of First Data Corporation.

     FDISG generally assists the Funds in their administration and operation. FDISG also serves as administrator to the other portfolios of Galaxy. Effective September 5, 1996, for the services provided to the Funds, FDISG is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .075% of combined average daily net assets over $5 billion. Prior to September 5, 1996, for the services provided to the Funds, FDISG was entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of the combined average daily net assets of the Portfolios, .085% of the next $2.5 billion of combined average daily net assets and .08% of combined average daily net assets over $5 billion. In addition, FDISG also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, FDISG may waive voluntarily all or a portion of the administration fee payable to it by the Funds. For the fiscal year ended October 31, 1996, the Money Market, Government, Tax-Exempt and U.S. Treasury Funds paid FDISG administration fees at the effective annual rate of .085% of each Fund's average daily net assets. For the period from December 4, 1995 through

October 31, 1996, the Municipal Money Market and Massachusetts Municipal Money Market Funds paid FDISG administration fees at the effective annual rate of
 .085% of each Fund's average daily net assets.

     The Predecessor Connecticut Municipal Money Market and Predecessor Massachusetts Municipal Money Market Funds bore administration fees during the period from November 1, 1995 through December 3, 1995 pursuant to the administration agreement then in effect with Federated Administrative Services, their prior administrator, at the effective annual rate of .15% of each such Predecessor Fund's average daily net assets.

                      DESCRIPTION OF GALAXY AND ITS SHARES

     Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each series in the Funds as follows: Class A Shares (Retail A Shares), Class A--Special Series 1 Shares (Trust Shares) and Class A--Special Series 2 Shares (Retail B Shares), each series representing interests in the Money Market Fund; Class B Shares (Retail A Shares) and Class B--Special Series 1 Shares (Trust Shares), both series representing interests in the Government Fund; Class E Shares (Retail A Shares) and Class E--Special Series 1 Shares (Trust Shares), both series representing interests in the Tax-Exempt Fund; Class F Shares (Retail A Shares) and Class F--Special Series 1 Shares (Trust Shares), both series representing interests in the U.S. Treasury Fund; Class V Shares, representing interests in the Municipal Money Market Fund; and Class W Shares, representing interests in the Massachusetts Municipal Money Market Fund. Each Fund (other than the Municipal Money Market and Massachusetts Municipal Money Market Funds) is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding Trust Shares of the Money Market, Government, U.S. Treasury and Tax-Exempt Funds and these other portfolios, which are offered through separate prospectuses, contact FD Distributors at 1-800-628-0414.

     Shares of each series in the Money Market, Government, U.S. Treasury and Tax-Exempt Funds bear their pro rata portion of all operating expenses paid by a particular Fund except as follows: Holders of a Fund's Retail A Shares bear the fees that are paid to Institutions under Galaxy's Shareholder Services Plan described below and holders of Retail B Shares of the Money Market Fund bear the fees that are paid under Galaxy's Distribution and Services Plan described below. Currently, these payments are not made with respect to a Fund's Trust Shares. In addition, shares of each series in a Fund bear differing transfer agency expenses. Standardized yield quotations are computed separately for each series of shares. The difference in the expenses paid by the respective series will affect their performance.

     Each share of Galaxy (irrespective of series designation) has a par value of $.001, represents an equal proportionate interest in the related Fund with other Shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Galaxy's Board of Trustees.

     Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

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

     Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

SHAREHOLDER SERVICES PLAN

     Galaxy has adopted a Shareholder Services Plan pursuant to which Galaxy intends to enter into servicing agreements with Institutions (including Fleet Bank and its affiliates). Pursuant to such servicing agreements, Institutions will render certain administrative and support services to Customers who are the beneficial owners of Retail A Shares (Shares of the Municipal Money Market and Massachusetts Municipal Money Market Funds) in consideration for payment of up to .25% (on an annualized basis) of the average daily net asset value of Retail A Shares of a Fund beneficially owned by such Customers. Services under the Shareholder Services Plan may include: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with FD Distributors; processing dividend payments from a Fund; providing Customers with information as to their positions in Retail A Shares; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to Customers. Such services are intended to supplement the services provided by FDISG as administrator and transfer agent, and are described more fully in the Statements of Additional Information under "Shareholder Services Plan."

     Although the Shareholder Services Plan has been approved with respect to Retail A Shares of the Funds (Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds) and Trust Shares of the Money Market, Government, U.S. Treasury and Tax-Exempt Funds, as of the date of this Prospectus, Galaxy intends to enter servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of each Fund, and to limit the payment under these servicing agreements for each Fund to no more than .10% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by Customers of Institutions. Galaxy understands that Institutions may charge fees to their Customers who are the beneficial owners of Retail A Shares in connection with their accounts with such Institutions. Any such fees would be in addition to any amounts which may be received by an Institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, Institutions are required to provide to their Customers a schedule of any fees that they may charge in connection with Customer investments in Retail A Shares.

DISTRIBUTION AND SERVICES PLAN

     Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Retail B Shares of the Money Market Fund. Under the Distribution and Services Plan, Galaxy may pay (a) FD Distributors or another person for expenses and activities intended to result in the sale of Retail B Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Retail B Shares and the direct or indirect cost of financing such payments, (b) Institutions for shareholder liaison services, which means personal services for holders of Retail B Shares and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts, and (c) Institutions for administrative support services, which include but are not limited to (i) transfer agent and sub-transfer agent services for beneficial owners of Retail B Shares; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their positions in Retail B Shares; (iv) processing dividend payments; (v) providing sub-accounting services for Retail B Shares held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and (vii) receiving, translating and transmitting proxies executed by beneficial owners.

     Under the Distribution and Services Plan for Retail B Shares, payments by Galaxy (i) for distribution expenses may not exceed the annualized rate of .65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares, and (ii) to an Institution for shareholder liaison services and/or administrative support services may not exceed the annual rates of .25% and .25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares which are owned of record or beneficially by that Institution's Customers for whom the Institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Prospectus, Galaxy intends to limit the Money Market Fund's payments for shareholder liaison and administrative support services under the Plan to an aggregate fee of not more than .10% (on an annualized basis) of the average daily net asset value of Retail B Shares owned of record or beneficially by Customers of Institutions.

AFFILIATE AGREEMENT FOR SUB-ACCOUNT SERVICES

     FDISG has entered into an agreement with Fleet Bank, an affiliate of Fleet, pursuant to which Fleet Bank will perform certain sub-account and administrative functions ("Sub-Account Services") on a per-account basis with respect to Trust Shares of the Money Market, Government and U.S. Treasury Funds held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Fleet Bank is compensated by FDISG for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Money Market, Government and U.S. Treasury Funds to FDISG have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of these Funds indirectly bear these fees.

                          CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank, located at 1 Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets, and First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, serves as Galaxy's transfer and dividend disbursing agent. Services performed by both entities for the Funds are described in the Statement of Additional Information. Communications to FDISG should be directed to FDISG at P.O. Box 5108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

                                    EXPENSES

     Except as noted below, Fleet and FDISG bear all expenses in connection with the performance of their advisory and administrative services for the Funds. Galaxy bears the expenses incurred in the Funds' operations. Such expenses include taxes; interest; fees (including fees paid to its Trustees and officers who are not affiliated with FDISG); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                       PERFORMANCE AND YIELD INFORMATION

     From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as Donoghue's Money Fund Report(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature. The taxable money market Funds' performance may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. The performance will be calculated separately for Trust Shares, Retail A Shares and/or Retail B Shares of the Money Market, Government, U.S. Treasury and Tax-Exempt Funds.

     The yields of the Funds will refer to the income generated over a seven-day period identified in the advertisement. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. Each Fund may also advertise the "effective yield" which is calculated similarly but, when annualized, the income from an investment in the Funds is assumed to be reinvested. Consequently, the "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, each of the Tax-Exempt Money Market Funds may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" will be computed by dividing the tax-exempt portion of a Fund's yield by a denominator consisting of one minus a stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield which is not tax-exempt.

     In addition, the U.S. Treasury Fund may calculate a "state flow through yield" which shows the level of taxable yield needed to produce an after-tax yield equivalent to a particular state's tax-exempt yield achieved by the Fund. The "state flow through yield" refers to that portion of income which is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities and which qualifies for exemption from state taxes. The yield calculation assumes that 100% of the interest income is exempt from state personal income tax. A "state flow through yield" will be computed by dividing the tax-exempt portion of the Fund's yield by a denominator consisting of one minus a stated income tax rate. For illustrative purposes, state flow through yields assume the payment of state income tax rates of 3%, 7% or 11%.

     The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by Institutions to accounts of Customers that have invested in Retail Shares of a Fund will not be included in calculations of yield.

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

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                 MISCELLANEOUS

     Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

     As used in this Prospectus, a "vote of the holders of a majority of the outstanding Shares" of Galaxy, a particular Fund or a particular series of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of Galaxy, such Fund or such series of shares, or (b) 67% or more of the shares of Galaxy, such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of Galaxy, such Fund or such series of shares are represented at the meeting in person or by proxy.

                                       48